Registration No. 333- _________.


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ] Pre-Effective Amendment No. _____ [ ] Post-Effective Amendment No. _____

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                                 RBC FUNDS, INC.

                     Address of Principal Executive Offices:
        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402
                  Registrant's Telephone Number: (800) 442-3688

                     Name and Address of Agent for Service:
                                  Martin Cramer
        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402

                                 With a Copy to:

     Joseph R. Fleming, Esq.                         Laura Moret, Esq.
           Dechert LLP                         Voyageur Asset Management Inc.
200 Clarendon Street, 27th Floor            90 South Seventh Street, Suite 4300
   Boston, Massachusetts 02116                  Minneapolis, Minnesota 55402

                  Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.
                   It is proposed that this filing will become
                  effective automatically pursuant to Rule 488.

    The title of the securities being registered is shares of capital stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 33-75926, 811-8384) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, 2003 was filed on July 11, 2003. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

                                                                [Effective Date]

Dear Shareholder:

As a shareholder in David L. Babson Growth Fund, Inc., your fund, you are being asked to vote on several important matters that might affect your fund. These matters will be considered at a special meeting of shareholders of your fund, which has been scheduled for March 15, 2004.

As part of a broader integration initiative, you are being asked to approve the combination of your fund into the RBC Large Cap Equity Fund, which has a similar investment objective to your fund. The combination would be accomplished through a Reorganization transaction that has been approved by your fund's Board. If you and your fellow shareholders approve the Reorganization, your fund would be combined into the Large Cap Equity Fund on March 31, 2004. The Reorganization would consist of the transfer of all of the assets of your fund to the Large Cap Equity Fund in exchange for shares of the Large Cap Equity Fund, the assumption by the Large Cap Equity Fund of all liabilities of your fund, and the distribution of Large Cap Equity Fund shares to the accounts of the shareholders of your fund in complete liquidation of your fund. The total net asset value of your shares in the Large Cap Equity Fund would be the same as the total net asset value of your shares in your fund. Voyageur, the investment advisor to both your fund and the Large Cap Equity Fund, is paying all of the ordinary costs of the Reorganization and the transaction is expected to qualify as a tax-free reorganization for federal income tax purposes.

You are also being asked to elect nine nominees to serve on the board of directors for your fund. In addition, you are being asked to ratify the selection of Deloitte & Touche LLP as the independent auditors of your fund for the current fiscal year.

The enclosed materials include detailed information about these three proposals. To assist you in understanding these proposals we have provided a Definitions of Key Terms page and a Questions and Answers section.

As a valued shareholder, your vote is very important. Please review the enclosed materials carefully. After reviewing the materials, please complete, date and sign the enclosed proxy card(s), and return it in the postage-paid, self-addressed envelope. Please be aware that if you hold shares in more than one account, you may receive more than one proxy package. Separate proxy cards are required for each account. If you would like to attend the shareholder meeting, you may vote your shares in person. If you expect to attend the meeting, please notify us in advance by calling [TELEPHONE NUMBER]. Alternatively, you may vote your shares by telephone, by following the instructions on your proxy card(s). Because your vote is important, if we have not heard from you by [February 20, 2004], you may be contacted by [a representative of Voyageur or [SOLICITOR NAME]].

If you have any questions, please call your fund's toll-free number (800) 422-2766, and ask to speak with a representative, who will be happy to help you.

                                          Sincerely,


                                          Jennifer Lammers
                                          President

                            DEFINITIONS OF KEY TERMS
                         USED IN THE QUESTIONS & ANSWERS
                           AND LETTER TO SHAREHOLDERS

BOARD: The current board of directors of your fund. The members of the Board of your fund may change if shareholders of your fund approve the proposal described in the enclosed materials to elect a new board of directors. Shareholders of the other funds are being asked to elect the same new board of directors for their funds. The independent directors nominated to serve on the new boards of directors have been selected from among the independent directors currently serving on the boards of your fund and the other funds.

DAVID L. BABSON: David L. Babson & Company Inc. is the registered investment advisor who is currently serving as sub-advisor to your fund. David L. Babson does not serve as the sub-advisor to the Large Cap Equity Fund.

INTEGRATION INITIATIVE: Voyageur's effort to integrate its financial services operations by simplifying the existing lineup of funds and standardizing current investment operations. Specifically, this involves reducing the number of funds (by combining similar portfolios), closing under-performing portfolios, and simplifying administration by integrating the funds under a single legal entity and single board of directors. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

LARGE CAP EQUITY FUND: The RBC Large Cap Equity Fund, a fund also advised by
     Voyageur, which has similar investment objectives to your fund. Voyageur provides all portfolio management services to the Large Cap Equity Fund; there is no sub-advisor providing services. The Board has approved and recommends to you that your fund be combined with the Large Cap Equity Fund.

PLAN: The Agreement and Plan of Reorganization under which your fund would be combined with the Large Cap Equity Fund.

REORGANIZATION: The proposed combination of your fund into the Large Cap Equity
     Fund would be accomplished through a reorganization transaction that would be carried out in accordance with the terms of the Plan.

TAMARACK FUNDS TRUST: The new legal entity (a Delaware statutory trust) under which Voyageur has proposed to integrate all the funds as separate portfolios of the trust. Organizing as a Delaware statutory trust is a common legal structure for mutual fund companies. As mentioned above, the Tamarack Funds would become the new name for the funds if the Integration Initiative proposals are approved.

THE FUNDS: The Babson Funds, the Great Hall Funds, the J&B Funds and the RBC Funds are a collection of twenty-two individual mutual funds and/or portfolios. Voyageur serves as investment advisor to all of the funds

VOYAGEUR: Voyageur Asset Management Inc. is an SEC registered investment advisor and subsidiary of RBC Dain Rauscher Corporation, currently serving as advisor to your fund and all the funds. For over 20 years, Voyageur has provided equity, fixed and balanced asset management services to clients throughout the U.S. and in Canada. Currently, Voyageur manages client assets totaling over $23 billion.

YOUR FUND: The David L. Babson Growth Fund, Inc. This is the mutual fund in which you currently hold shares.

                                                                [Effective Date]


                               IMPORTANT NEWS FOR
                 DAVID L. BABSON GROWTH FUND, INC. SHAREHOLDERS

On May 1, 2003, Jones & Babson, Inc., was acquired by RBC Dain Rauscher Corporation. At the time of this acquisition, Jones & Babson, Inc. was the investment advisor and David L. Babson was the sub-advisor for the David L. Babson Growth Fund, Inc., your fund.

Subsequent to the acquisition, Jones & Babson, Inc., became an affiliate of Voyageur. Like Jones & Babson, Inc., Voyageur is also a subsidiary of RBC Dain Rauscher Corporation and a registered investment advisor. On [Date}, for ease of administration, RBC Dain Rauscher Corporation consolidated the investment advisory activities of its two subsidiaries (Jones & Babson, Inc. and Voyageur) into a single entity, which continues to use the Voyageur name. Voyageur became the advisor to your fund at that time, while David L. Babson remained your fund's sub-advisor. This change did not impact the investment style or portfolio management of your fund.

You are being asked to consider several proposals to be voted upon at an upcoming shareholder meeting of your fund. A brief overview of these proposals and related matters is provided below. We suggest that you review the Definitions of Key Terms page before reading the information below. In addition, we encourage you to read the full text of the enclosed Proxy
Statement/Prospectus before voting.

Q & A: QUESTIONS AND ANSWERS

Q:   WHAT IS HAPPENING?

A: Voyageur, your fund's investment advisor, currently also serves as the investment advisor for twenty-two other individual mutual funds or portfolios. Among these twenty-two funds, there is some duplication of investment objectives and administrative requirements. Voyageur has undertaken an initiative to simplify the existing fund lineup and reduce the administrative burden of these overlapping requirements. Voyageur believes that this will allow your fund and all the funds for which it serves as investment advisor to be more efficiently administered. Voyageur also believes that combining certain funds with comparable investment objectives will either reduce shareholder expenses or maintain them at the current levels. Therefore, Voyageur has recommended, and the boards of directors/trustees of the funds have approved, certain changes, which include: (1) standardizing the fundamental investment restrictions for the funds, (2) creating a single board of directors/trustees for the funds, (3) combining certain funds that have similar investment objectives, (4) liquidating certain funds that have not grown as quickly as originally anticipated and which are not expected to attract substantial assets in the future, and (5) simplifying the organizational structure for the funds by reorganizing all of the funds (other than those which are being liquidated or combined into other funds) into a single legal entity to be named the Tamarack Funds Trust.

     As part of this integration initiative, Voyageur has proposed, and your fund's Board has approved, the combination of your fund into the Large Cap Equity Fund, a fund with similar investment objectives. This would be accomplished through the proposed Reorganization. The enclosed Proxy Statement/Prospectus contains a comparison of important features of your fund and the Large Cap Equity Fund. Also as part of this initiative, your fund's Board has nominated nine individuals to serve on the board of directors of your fund. These same individuals are being nominated to serve on the boards of directors/trustees for each of the other funds so that a single, unitary board of directors/trustees would be elected for all of the funds. The independent directors nominated to serve on the unitary board have been selected from among the independent directors currently serving on the boards of the funds.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

A:   You are asked to vote in favor of three proposals:

     Proposal 1:    The approval of the Plan, which would result in your fund
                    being combined into the Large Cap Equity Fund through the Reorganization;

     Proposal 2:    The election of each of the nine individuals nominated to
                    serve on the board of directors of your fund; and

     Proposal 3:    The ratification of the selection of Deloitte & Touche LLP as independent auditors of your fund.

Q:   HOW DOES MY FUND'S BOARD RECOMMEND THAT I VOTE?

A: After carefully considering the proposals, your fund's Board unanimously recommends that you vote FOR Proposals 1 and 3, and FOR the nominees listed in Proposal 2.

Q:   WHY HAS MY FUND'S BOARD RECOMMENDED THAT I VOTE IN FAVOR OF THE
     REORGANIZATION?

A: After carefully considering the Reorganization proposal, your fund's Board determined that combining your fund into the Large Cap Equity Fund is advisable and in the best interests of your fund and its shareholders. In reaching this determination, the Board considered multiple factors, including: (1) the investment objectives of your fund and the Large Cap Equity Fund are similar, (2) the gross expense ratio of the Large Cap Equity Fund following the combination is expected to be lower than the gross expense ratio of your fund, (3) the terms of the current expense limitation agreement for your fund, which is in place through May 1, 2005, would be applied to the Large Cap Equity Fund through the same period following the combination, (4) the fund will not bear any ordinary costs of the Reorganization, (5) the Large Cap Equity Fund's performance over reporting periods for the past ten years was generally comparable to or higher than your fund's performance over those same periods, (6) shareholders of your fund would continue to receive the same level of services currently provided by your fund, (7) the Reorganization is intended to be tax-free for federal income tax purposes, and (8) shareholders' interests would not be diluted as a result of the Reorganization.

Q: WHEN WOULD THE REORGANIZATION OF MY FUND INTO THE LARGE CAP EQUITY FUND TAKE PLACE?

A: It is expected that the Reorganization would occur on March 31, 2004. You would receive notice of any material changes to this schedule.

Q:   WOULD THE REORGANIZATION AFFECT MY ACCOUNT VALUE?

A: The value of your fund account would not change as a result of the Reorganization. Shares of your fund would be exchanged for shares of the Large Cap Equity Fund in the Reorganization. Because the net asset value per share of your fund is likely to be different from the net asset value per share of the Large Cap Equity Fund on the Reorganization processing date, the actual number of Large Cap Equity Fund shares credited to your account is likely to be different from the number of shares of your fund exchanged. The total value of the shares you hold, however, will not be affected. The value of your investment would be the same immediately before and after the Reorganization.

Q:   WHO WOULD PAY FOR THE REORGANIZATION?

A: Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization. Any costs incurred by an individual shareholder, such as traveling to the shareholder meeting or seeking personal financial advice, would be the individual shareholder's responsibility.

Q:   HOW MIGHT OTHER ASPECTS OF THE INTEGRATION INITIATIVE AFFECT ME?

A: Shareholders of the Large Cap Equity Fund are being asked to approve the reorganization of their fund into a separate portfolio of the Tamarack Funds Trust and to approve the election of the same nine individuals to their board of directors that you are being asked to approve. Shareholders of the Large Cap Equity Fund are also being asked to vote on certain other matters such as approving standardizing changes to their fund's fundamental investment restrictions (which will not affect the principal investment objective of the fund). Because you would become a shareholder of the Large Cap Equity Fund if the Reorganization of your fund is approved, those proposals could affect you. If those proposals are approved, the Large Cap Equity Fund will be renamed the Tamarack Large Cap Equity Fund.

Q:   WHY AM I BEING ASKED TO ELECT A NEW BOARD OF DIRECTORS FOR MY FUND?

A: You are being asked to vote in favor of this proposal in case the Reorganization is not approved. If the Reorganization is approved, the board of directors of the Large Cap Equity Fund will oversee the operations of the combined fund. Information about the Large Cap Equity Fund's current board of directors can be found in its statement of additional information, which is available upon request. As mentioned above, however, Large Cap Equity Fund shareholders are being asked to elect the same nine individuals to serve on the board of directors of the Large Cap Equity Fund as are nominated for election to your fund's board. If this proposal is approved by Large Cap Equity Fund shareholders, the composition of the Large Cap Equity Fund's board of directors would be the same as the board of directors you are being asked to approve for your fund.

     A mutual fund's board of directors/trustees represents shareholder interests and oversees the management and operations of the fund. As part of the broader integration initiative to simplify the existing fund lineup and standardize key elements of current investment operations, which is mentioned above, Voyageur has proposed the creation of a single board of directors/trustees for all of the funds managed by Voyageur. Your fund's Board has voted in favor of this proposal and has nominated nine individuals to serve on the unitary board. Information about each nominee is contained in the enclosed Proxy Statement/Prospectus. You are being asked to approve the election of each of these nine individuals to the board of directors of your fund. Your fund's Board believes that a unitary board of directors/trustees for all of the funds has the potential to increase efficiencies and enhance the effectiveness of governance.

Q:   WHERE CAN I OBTAIN ADDITIONAL INFORMATION ABOUT THESE THREE PROPOSALS?

A: The proposals are discussed in more detail in the enclosed Proxy Statement/Prospectus, which we encourage you to read. If you have any questions about the matters discussed in the enclosed materials or need assistance completing your proxy card(s), please call [PROXY SOLICITOR TELEPHONE NUMBER].

                        DAVID L. BABSON GROWTH FUND, INC.
                       90 SOUTH SEVENTH STREET, SUITE 4300
                          MINNEAPOLIS, MINNESOTA 55402
                                 (800) 422-2766

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON MARCH 15, 2004

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders ("Meeting") of David L. Babson Growth Fund, Inc. (the "Babson Fund"), will be held at the offices of RBC Dain Rauscher Corporation, 60 South Sixth Street, Minneapolis, Minnesota at 9:00 a.m. Central Time, for the following purposes:

PROPOSAL 1:    To approve an Agreement and Plan of Reorganization (the "Plan")
               for the Babson Fund. Under the Plan, (i) all of the assets of the Babson Fund would be transferred to the RBC Large Cap Equity Fund
               (the "Large Cap Equity Fund"), a series of RBC Funds, Inc.; (ii) all of the liabilities of the Babson Fund would be assumed by the Large Cap Equity Fund; (iii) each shareholder of the Babson Fund would be issued shares of the Large Cap Equity Fund in an amount equal to the value of the shareholder's holdings in the Babson
               Fund immediately prior to the reorganization transaction (the
               "Reorganization"); and (iv) the Babson Fund would be liquidated.

PROPOSAL 2:    To approve the election of nine individuals to the board of directors of the Babson Fund.

PROPOSAL 3:    To ratify the selection of Deloitte & Touche LLP as independent auditors of the Babson Fund for the current fiscal year.

The attached Proxy Statement/Prospectus provides additional information about these proposals. Shareholders of record of the Babson Fund as of the close of business on January 15, 2004 are entitled to vote at the Meeting and any adjournment(s) or postponement(s) thereof. Whether or not you plan to attend the Meeting in person, please vote your shares. In addition to voting by mail, you may also vote by telephone, as follows:

               TO VOTE BY TELEPHONE:
               =================================================================

               (1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

               (2) Call the toll-free 1-[800/888] number that appears on your proxy card.

               (3) Enter the control number set forth on the proxy card and follow the instructions.
                    ------------------------------------------------------------

We encourage you to vote by telephone using the control number that appears on your enclosed proxy card. Voting by telephone will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any adjournment as to a matter will require the affirmative vote of the holders of a majority of the Babson Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

           PLEASE RESPOND -- WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO
              AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION.

                             YOUR VOTE IS IMPORTANT.

                                           By Order of the Board of Directors,


                                           Laura Moret
                                           Secretary

[Effective Date]

                                TABLE OF CONTENTS

INTRODUCTION..................................................................__

PROPOSAL 1:  APPROVAL OF AGREEMENT............................................__

      SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATION.....................__

      COMPARISON OF IMPORTANT FEATURES OF THE FUNDS...........................__

      REASONS FOR THE REORGANIZATION..........................................__

      INFORMATION ABOUT THE PLAN OF REORGANIZATION............................__

PROPOSAL 2:  TO ELECT DIRECTORS OF THE BABSON FUND............................__

PROPOSAL 3:  AUDITORS.........................................................__

OTHER INFORMATION.............................................................__

      FURTHER INFORMATION ABOUT VOTING AND THE MEETING........................__

      INFORMATION ABOUT THE FUNDS.............................................__

      INDEPENDENT AUDITORS....................................................__

EXHIBITS......................................................................__

                           PROXY STATEMENT/PROSPECTUS
                                [EFFECTIVE DATE]

                  RELATING TO THE ACQUISITION OF THE ASSETS OF
              DAVID L. BABSON GROWTH FUND, INC. (THE "BABSON FUND")
                       90 SOUTH SEVENTH STREET, SUITE 4300
                          MINNEAPOLIS, MINNESOTA 55402
                                 (800) 422-2766

                           --------------------------

                BY AND IN EXCHANGE FOR SHARES OF CAPITAL STOCK OF
            RBC LARGE CAP EQUITY FUND (THE "LARGE CAP EQUITY FUND"),
                              A SEPARATE SERIES OF
                    RBC FUNDS, INC. (THE "ACQUIRING COMPANY")
                       90 SOUTH SEVENTH STREET, SUITE 4300
                          MINNEAPOLIS, MINNESOTA 55402
                                 (800) 442-3688

                           --------------------------

                                  INTRODUCTION

This document is a combined proxy statement and prospectus (the "Proxy Statement/Prospectus"). This Proxy Statement/Prospectus is being furnished to shareholders of the Babson Fund in connection with three proposals ("Proposals"). This Proxy Statement/Prospectus sets forth concisely the information that shareholders should know in order to evaluate the Proposals.

Voyageur Asset Management Inc. ("Voyageur") is the Babson Fund's investment advisor. On May 1, 2003, Jones & Babson, Inc., was acquired by RBC Dain Rauscher Corporation. At the time of this acquisition, Jones & Babson, Inc. was the investment advisor and David L. Babson & Company Inc. ("David L. Babson") was the sub-advisor for the David L. Babson Growth Fund, Inc., your fund. Subsequent to the acquisition, Jones & Babson, Inc., became an affiliate of Voyageur. Like Jones & Babson, Inc., Voyageur is also a subsidiary of RBC Dain Rauscher Corporation and a registered investment advisor. On [Date], for ease of administration, RBC Dain Rauscher Corporation consolidated the investment advisory activities of its two subsidiaries (Jones & Babson, Inc. and Voyageur) into a single entity, which continues to use the Voyageur name. Voyageur became the advisor to the Babson Fund at that time, while David L. Babson remained the Babson Fund's sub-advisor. In addition to the Babson Fund, Voyageur currently serves as the investment advisor for each of the other funds constituting the Babson Group of Funds, Great Hall Investment Funds, Inc., J&B Funds and RBC Funds, Inc., a collection of twenty-two individual mutual funds and/or portfolios ("funds"). Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing fund lineup and standardizing key elements of current investment operations (the "integration initiative").

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

Voyageur believes that this will allow the Babson Fund and all the funds for which it serves as investment advisor to be more efficiently administered. Voyageur also believes that combining certain funds with comparable investment objectives will either reduce shareholder expenses or maintain them at the current levels. As part of this integration initiative, Voyageur has recommended, and the boards of directors/trustees of the applicable funds have approved, the following changes: (1) standardizing the fundamental investment restrictions for the funds, (2) creating boards of directors/trustees for the funds with uniform members, (3) combining certain funds that have similar investment objectives, (4) liquidating certain funds that have not grown as quickly as originally anticipated and that are not expected to attract substantial assets in the future, and (5) simplifying the organizational structure for the funds by reorganizing all of the funds (other than those which are being liquidated or combined into other funds) into a single legal entity to be named the Tamarack Funds Trust. The Tamarack Funds Trust would be organized as a Delaware statutory trust, a common form of organization for mutual funds, and would consist of seventeen separate portfolios. The funds would be referred to as the Tamarack Funds.

PROPOSAL 1. As part of this integration initiative, Voyageur has proposed, and the Babson Fund's current board of directors (the "Board" or "Board of Directors") has approved, the combination of the Babson Fund into the Large Cap Equity Fund, a fund with similar investment objectives. (The Babson Fund and the Large Cap Equity Fund are referred to individually as a "Fund" and, collectively, as the "Funds.") In Proposal 1, shareholders will be asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all of the assets of the Babson Fund would be acquired by the Large Cap Equity Fund, a fund with compatible investment characteristics as the Babson Fund, in exchange for Class S shares ($0.001 par value) of the Large Cap Equity Fund ("Class S shares of the Large Cap Equity Fund") and the assumption by the Large Cap Equity Fund of all of the liabilities of the Babson Fund, as described more fully below (the "Reorganization"). As a part of the Reorganization, Class S shares of the Large Cap Equity Fund received in the transaction would then be distributed to the accounts of shareholders of the Babson Fund in complete liquidation of the Babson Fund. As a result of the Reorganization, each shareholder of the Babson Fund would become a shareholder of the Large Cap Equity Fund and would receive Class S shares of the Large Cap Equity Fund having an aggregate net asset value ("NAV") as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Time") equal to the aggregate NAV of such shareholder's shares of the Babson Fund as of the Valuation Time. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. It is expected to occur on or about March 31, 2004.

PROPOSAL 2. In Proposal 2, shareholders will be asked to approve the election of individuals to serve on the Board of Directors. Shareholders are being asked to elect these individuals to the Board in case they do not approve the Plan. If the Plan is approved, the board of directors of the Acquiring Company will oversee the operations of the combined fund. The shareholders of the Acquiring Company are being asked to elect the same individuals to serve on that board.

PROPOSAL 3. In Proposal 3, shareholders will be asked to ratify the selection of Deloitte & Touche LLP as independent auditors of the Babson Fund for the current fiscal year.

The Babson Fund is organized as a single series Maryland corporation and is a registered, open-end management investment company. The Large Cap Equity Fund is a separate series of the Acquiring Company, a Maryland corporation registered as an open-end management investment company. Both the Babson Fund and the Large Cap Equity Fund are diversified.

The Board, on behalf of the Babson Fund, is soliciting proxies from shareholders of the Babson Fund for the special meeting of shareholders to be held on March 15, 2004, at the offices of RBC Dain Rauscher Corporation, 60 South Sixth Street, Minneapolis, Minnesota, at 9:00 a.m., Central Time, and at any and all adjournment(s) or postponement(s) thereof (the "Meeting"). This Proxy Statement/Prospectus, the

Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about January 22, 2004, or as soon as practicable thereafter.

This Proxy Statement/Prospectus should be kept for future reference. A statement of additional information dated [ ] (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Proxy Statement/Prospectus. The Statement of Additional Information is available upon request without charge by contacting [SOLICITOR NAME] at [ADDRESS] or by calling (800) [ ]-[ ].

      THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
        FOR PROPOSALS 1 AND 3 AND FOR THE NOMINEES LISTED IN PROPOSAL 2.

                        PROPOSAL 1: APPROVAL OF AGREEMENT
                           AND PLAN OF REORGANIZATION

               SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATION

The Board is recommending that shareholders of the Babson Fund approve the Plan pursuant to which the Reorganization into the Large Cap Equity Fund would be effected. The Plan is attached to this Proxy Statement/Prospectus as EXHIBIT A. The Class I shares prospectus of Large Cap Equity Fund has been mailed to you with this Proxy Statement/Prospectus.

At a meeting on November 24, 2003, the Board considered a proposal from Voyageur regarding the future of the Babson Fund. For the reasons set forth below under "REASONS FOR THE REORGANIZATION," the Board concluded that the Reorganization is in the best interests of the shareholders of the Babson Fund. Of course, each shareholder's decision to become an investor in the Large Cap Equity Fund will involve an assessment of his or her own personal financial situation and objectives. In the event that the Plan is not approved, existing shareholders of the Babson Fund would continue to be invested in the Babson Fund, which would continue to operate, and the Board would consider other possible courses of action available to it, which might include liquidating the Babson Fund, resubmitting the Plan to shareholders in the future, or proposing other measures to streamline the operations of the Babson Fund.

EFFECT OF THE REORGANIZATION ON SHAREHOLDERS

If the Reorganization is approved, the Babson Fund will be reorganized into the Large Cap Equity Fund. The Reorganization would result in the acquisition of the Babson Fund's assets, and the assumption of its liabilities, by the Large Cap Equity Fund, in exchange for Class S shares of the Large Cap Equity Fund. The value of Class S shares of the Large Cap Equity Fund issued in the Reorganization will equal the value of the net assets of the shares of the Babson Fund acquired by the Large Cap Equity Fund as of the Valuation Time. Pursuant to the Plan, shares issued to the shareholders of the Babson Fund by the Large Cap Equity Fund will be distributed as part of the liquidation of the Babson Fund. After Class S shares of the Large Cap Equity Fund are distributed to the accounts of shareholders of the Babson Fund, the Babson Fund will be liquidated. As a result, each shareholder of the Babson Fund will cease to be a shareholder of the Babson Fund and will instead be the owner of that number of full and fractional Class S shares of the Large Cap Equity Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Babson Fund held by that shareholder at the Valuation Time.

EFFECT OF THE REDOMESTICATION OF THE LARGE CAP EQUITY FUND ON SHAREHOLDERS

As discussed above, one of the purposes of the integration initiative is to simplify the organizational structure for the funds by reorganizing all of the funds (other than those which are being liquidated or combined into another fund) into a single legal entity, the Tamarack Funds Trust, a newly created Delaware statutory trust. In connection with the integration initiative, the board of directors of the Acquiring Company approved an Agreement and Plan of Reorganization with respect to the Large Cap Equity Fund (the "Redomestication Agreement") at a meeting on December 2, 2003. Shareholders of the Large Cap Equity Fund will be asked to approve the Redomestication Agreement. If shareholders of the Large Cap Equity Fund approve the Redomestication Agreement, all of the net assets of the Large Cap Equity Fund will be exchanged for a number of shares of a corresponding series, the Tamarack Large Cap Equity Fund, of the Tamarack Funds Trust, representing the same aggregate net asset value. If approved, these changes would occur on or about March 31, 2004.

Because the Reorganization would result in the Babson Fund being combined into the Large Cap Equity Fund, the Redomestication Agreement could affect Babson Fund shareholders. For example, if Babson Fund shareholders approve the Reorganization and Large Cap Equity Fund shareholders approve the
Redomestication Agreement, Babson Fund shareholders would become shareholders in the Tamarack Large Cap Equity Fund.

Except as specifically noted in EXHIBIT G, the Tamarack Large Cap Equity Fund will be materially the same as the Large Cap Equity Fund. EXHIBIT G also presents key differences between the Babson Fund and the Acquiring Company.

If the Reorganization is not approved by Babson Fund shareholders, the Babson Fund will continue to operate, and the Directors will consider what further action, if any, is in the best interests of the Babson Fund and its shareholders, including the possible liquidation of the Babson Fund or resubmitting the Plan to shareholders in the future.

NO SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION

The full value of the shares of the Babson Fund will be exchanged for shares of the Large Cap Equity Fund without any sales load, commission or other transactional fee being imposed.

EXPENSES RELATING TO THE REORGANIZATION

Voyageur, the investment advisor of the Babson Fund and the Large Cap Equity Fund, will bear all ordinary expenses associated with the Reorganization, other than any expenses individually incurred by shareholders. While any registration fees or state filing fees incurred by the Large Cap Equity Fund in connection with the Reorganization would be borne by the Large Cap Equity Fund, neither the Babson Fund nor the Large Cap Equity Fund is expected to bear any other expenses in connection with the Reorganization.

TAX CONSEQUENCES

Completion of the Reorganization is subject to the receipt of a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss would be recognized for federal income tax purposes by the Babson Fund or its shareholders. There is additional information about the federal income tax consequences of the Reorganization under "Information About the Plan of Reorganization - Tax Considerations."

                  COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives and policies of the Babson Fund and the Large Cap Equity Fund. Please be aware that this is only a summary. More complete information may be found in the prospectuses and statements of additional information of the Babson Fund and the Large Cap Equity Fund.

The investment objectives, policies and restrictions of the Babson Fund and the Large Cap Equity Fund are similar. Some differences do exist. The investment objective of the Babson Fund is to seek above average total return over longer periods of time through the growth of both capital and dividend income. Voyageur, as the investment advisor to the Babson Fund, defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products over the long-term. Current yield is a secondary objective of the Babson Fund. The investment objective of Large Cap Equity Fund is to seek long-term capital appreciation. There can be no assurance that either Fund will achieve its investment objective.

Both Funds normally invest at least 80% of net assets in common stocks. The Babson Fund invests in a portfolio of common stocks representing companies selected for their long-term possibilities of both capital and dividend income growth. The Large Cap Equity Fund invests in common stocks of large U.S. companies each having $5 billion or more in market capitalization at the time of purchase by such Fund. In addition, each Fund may invest a portion of its assets in convertible securities and preferred stocks. The Babson Fund may also invest in high grade bonds. The Large Cap Equity Fund may also invest in securities of non-U.S. companies, generally through American Depository Receipts. In addition, the Large Cap Equity Fund may engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

In choosing stocks for the Babson Fund, David L. Babson looks for stocks of well-managed companies in growing industries that have demonstrated both a consistent and an above average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth, based on such factors as earning power, dividend paying ability and assets. In selecting stocks for the Large Cap Equity Fund, Voyageur, as the investment advisor to the Large Cap Equity Fund, uses quantitative and qualitative analysis to identify stocks that offer attractive growth opportunities and are selling at reasonable prices, based on such factors as book value, cash flow, earnings, and sales. Voyageur's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, Voyageur utilizes a more traditional qualitative approach, considering factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. Voyageur will consider selling those securities that no longer meet the Large Cap Equity Fund's investment criteria.

At a meeting held on December 2, 2003, the board of directors of the Acquiring Company approved a number of changes to the investment policies/restrictions applicable to the Large Cap Equity Fund that are intended to standardize these policies/restrictions for the funds. The changes that would apply to the Large Cap Equity Fund will be submitted to shareholders of the Large Cap Equity Fund at a meeting that is expected to occur on or about March 15, 2004. If shareholders of the Large Cap Equity Fund approve the changes, then the investment policies/restrictions for the Large Cap Equity Fund will differ from the way they are currently. As a result, the following discussion describes the differences between the policies/restrictions applicable to the Babson Fund and those proposed to be applicable to the Large Cap Equity Fund. Attached as EXHIBIT B is the Large Cap Equity Fund's current investment policies/restrictions. If shareholders of the Large Cap Equity Fund do not approve the changes to the Large Cap Equity Fund's fundamental investment policies/restrictions, then the policies/restrictions that will be applicable to the Large Cap Equity Fund after the Reorganization will be those set forth in EXHIBIT B.

The Funds' investment policies/restrictions, as such policies/restrictions are (or will be) set forth as "Investment Restrictions" in each Fund's statement of additional information have several differences. For example:

o The Babson Fund has a stated fundamental policy/restriction relating to portfolio diversification. As diversified funds, both Funds are subject to a portfolio diversification restriction. However, the policy/restriction applicable to the Babson Fund is more restrictive than is required under the Investment Company Act of 1940, as amended (the "1940 Act"). The Babson Fund's policy/restriction applies to 100% of its assets, while the 1940 Act requires that the policy/restriction apply to only 75% of a fund's total assets.

o The Large Cap Equity Fund's fundamental policies/restrictions relating to borrowing and industry concentration are less restrictive than those applicable to the Babson Fund in that the Large Cap Equity Fund's policies/restrictions allow these practices to the full extent permitted by applicable law. The Babson Fund, but not the Large Cap Equity Fund, is restricted to borrowings for temporary or emergency purposes. In addition, the concentration policy/restriction applicable to the Babson Fund does not create an exception for any securities, such as government securities, permitted to be excepted by applicable law.

o The Babson Fund's fundamental policies/restrictions relating to investing in real estate, purchasing commodities, lending and engaging in underwriting securities of other issuers are all more restrictive than those of the Large Cap Equity Fund in that the Babson Fund is restricted from engaging in these activities at all, while the Large Cap Equity Fund may engage in these activities to the extent permitted by applicable law. For example, the Large Cap Equity Fund is permitted to acquire real estate as a result of securities ownership.

o The Large Cap Equity Fund, but not the Babson Fund, has a fundamental policy/restriction relating to issuing senior securities.

o The Babson Fund, but not the Large Cap Equity Fund, has fundamental policies/restrictions relating to a number of other areas: engaging in margin purchases and short sales, purchasing securities of related issuers, pledging of assets, making investments for the purpose of exercising control or management, investing in issuers with short operating histories, investing in investment companies, guaranteeing loans and investing in assessable securities or securities involving unlimited liability. Under applicable law, these restrictions are not required to be fundamental.

The Large Cap Equity Fund has a stated non-fundamental investment policy/restriction limiting its investments in illiquid or not readily marketable securities to no more than 15% of its net assets. Pursuant to policies stated elsewhere in its statement of additional information, the Babson Fund is limited to 10% of net assets in this respect.

All principal investment objectives, policies and restrictions of the Babson Fund, as stated in its prospectus and certain additional restrictions as set forth in its statement of additional information, are fundamental. The Large Cap Equity Fund's policies and restrictions are only fundamental if required by applicable law, which gives the Board greater flexibility to respond to changing circumstances. Investment policies/restrictions of a Fund that are fundamental may not be changed without the approval of Fund shareholders, while non-fundamental policies/restrictions may be changed by the particular Fund's Board without shareholder approval. Investors should refer to the Funds' respective statements of additional information for a fuller description of each Fund's investment policies and restrictions.

PRINCIPAL RISK FACTORS

Because of their similar investment objectives, policies and strategies, the principal risks presented by the Funds are similar. The main risks applicable to each Fund include, among others, market risk (I.E., the performance of the U.S. stock market) and management risk (I.E., securities selection by Voyageur and, for the Babson Fund, the sub-advisor). The Large Cap Equity Fund may be impacted to a greater extent than the Babson Fund by the large company portion of the U.S. stock market because it normally invests primarily in large company stocks. Also, to the extent that the Large Cap Equity Fund invests in foreign securities, it may be subject to the risks associated with such investments and currency risk. Foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty. In addition, when the dollar value of a foreign currency falls, so does the value of any investments the Large Cap Equity Fund owns that are denominated in that currency. To the extent that the Babson Fund invests in debt securities, it may be subject to the risks associated with interest rates and credit quality. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of an investment in the Babson Fund. Credit risk refers to the fact that if a portfolio security declines in credit quality or goes into default, it could hurt the Babson Fund's performance. The Large Cap Equity Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Large Cap Equity Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that Voyageur does not anticipate or if the Large Cap Equity Fund is not able to close out its position in a hedging instrument or transaction. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money in either Fund.

For a further discussion of the investment techniques and risk factors applicable to the Funds, see the prospectuses and statements of additional information for the Funds.

INVESTMENT ADVISOR

Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corporation, which maintains its offices at Dain Bosworth Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402. RBC Dain Rauscher Corporation is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"), which maintains its offices at 200 Bay Street, Toronto, Ontario, Canada M5J 2J5 A6 00000. RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. As of October 31, 2003, RBC employs approximately 60,000 people who servess. approximately 12 million personal, business and public sector customers in North America and in some 30 countries around the world.

Voyageur has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. Voyageur employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Voyageur employs a team approach to the management of the Large Cap Equity Fund, with no individual team member being responsible solely for investment decisions.

On December 30, 2002, Voyageur replaced its affiliate, Glenwood Capital Management, Inc., ("Glenwood") as the Large Cap Equity's investment advisor. On [Date], Voyageur replaced its affiliate, Jones & Babson, Inc., ("J&B") as investment advisor to the Babson Fund.

Voyageur was formed in 1983 and currently provides investment advisory and administrative services to the Babson Funds, the Acquiring Company, Great Hall Investment Funds, Inc., a series company that currently consists of five separately managed money market portfolios, and J&B Funds, a series company that currently consists of a single equity portfolio. The portfolios of Great Hall Investment Funds, Inc. serve principally as money market sweep vehicles for brokerage customers of RBC Dain Rauscher Inc. Voyageur also provides fixed income, equity and balanced portfolio management services to a variety of wrap programs, insurance company separate accounts, and private account clients, including individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments and healthcare organizations. As of October 31, 2003, Voyageur had approximately $23 billion in assets under management, approximately $1.2 billion of which was represented by the net assets of the Babson Funds,

$317 million of which was represented by the net assets of the Acquiring Company, $10.7 billion of which was represented by the net assets of Great Hall Investment Funds, Inc., and $12 million of which was represented by the net assets of J&B Funds.

EXHIBIT D to this Proxy Statement/Prospectus sets forth information regarding other registered investment companies with investment objectives similar to the Babson Fund for which Voyageur acts as investment advisor, including the rate of Voyageur's compensation.

EXHIBIT E to this Proxy Statement/Prospectus sets forth information regarding the principal executive officer and directors of Voyageur.

EXHIBIT F to this Proxy Statement/Prospectus sets forth the amount of fees paid by the Babson Fund and the Large Cap Equity Fund to Voyageur (or its predecessors) under the current investment advisory agreements during the most recently completed fiscal years. The Babson Fund's advisory fee is subject to reduction pursuant to an Expense Limitation Agreement to maintain the Babson Fund's total expenses at those rates that were in effect on May 1, 2003 until May 1, 2005. For the most recently completed fiscal year, Voyageur did not waive advisory fees for the Large Cap Equity Fund. EXHIBIT F also sets forth information concerning the amount and purpose of payments made by each Fund to Voyageur or any affiliated person of Voyageur for services provided to the Funds (other than under the current investment advisory agreements or for brokerage commissions) during the most recently completed fiscal years.

As of October 31, 2003, the Large Cap Equity Fund's assets were $42,342,419; and if combined with the Babson Fund, the Large Cap Equity Fund's assets would have been $243,029,513.

INVESTMENT SUB-ADVISOR OF THE BABSON FUND

Voyageur employs at its own expense David L. Babson to serve as investment sub-advisor for the Babson Fund. Founded in 1940, David L. Babson, an SEC registered investment advisor, provides investment advisory services to a substantial number if institutional and other investors, including other registered investment companies. Its principal locations are One Memorial Drive, Cambridge, Massachusetts 02142, and 1500 Main Street, Springfield, Massachusetts 01115. James B. Gribbell has been the manager of the Babson Fund since 1996. He is a Chartered Financial Analyst Chartholder and joined David L. Babson in 1991. David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation, an indirect, majority-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), which is headquartered in Springfield, Massachusetts. MassMutual is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson under the 1940 Act. Following the Reorganization, David L. Babson will not serve as sub-advisor to the Large Cap Equity Fund.

EXHIBIT E to this Proxy Statement/Prospectus sets forth information regarding the principal executive officer and directors of David L. Babson. EXHIBIT F to this Proxy Statement/Prospectus sets forth the amount of fees paid by Voyageur to David L. Babson under the current sub-advisory agreements during the fiscal year ended June 30, 2003. EXHIBIT F to this Proxy Statement/Prospectus also sets forth information concerning the amount and purpose of payments made by the Babson Fund to David L. Babson or any affiliated person of David L. Babson for services provided to the Babson Fund (other than under the current sub-advisory agreement or for brokerage commissions) during the fiscal year ended June 30, 2003.
                                      -8-

DISTRIBUTOR, ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

Voyageur serves as the Babson Fund's administrator. J&B, located at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, serves as the Babson Fund's distributor. BISYS Fund Services Limited Partnership ("BISYS LP") serves as the Babson Fund's sub-administrator and fund accounting agent. Boston Financial Data Services ("BFDS") serves as the Babson Fund's transfer agent. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo") serves as the Babson Fund's custodian.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the Large Cap Equity Fund's administrator, fund accountant and transfer agent. It is expected that BFDS will become the Large Cap Equity Fund's transfer agent on or about February 28, 2004. An affiliate of BISYS Ohio, Centura Funds Distributor, Inc. ("Centura"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Large Cap Equity Fund's distributor. Wells Fargo serves as the Large Cap Equity Fund's custodian.

FEES AND EXPENSES

The Babson Fund and the Large Cap Equity Fund, like all mutual funds, incur certain expenses in their operation and shareholders pay these expenses indirectly. These expenses include advisory fees as well as the costs of maintaining accounts, administration and other activities. The following tables
(a) compare the fees and expenses that you may pay for the Babson Fund and the corresponding Class S shares of the Large Cap Equity Fund and (b) show the estimated fees and expenses that you may pay for the Class S shares of the Large Cap Equity Fund on a pro forma basis as of that date after giving effect to the Reorganization.

                                SHAREHOLDER FEES
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                 PRO FORMA
                                                                       LARGE CAP EQUITY      LARGE CAP EQUITY
                                                     BABSON FUND        FUND, CLASS S          FUND, CLASS S
                                                     -----------       ----------------      -----------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)          None                   None                  None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                   None                   None                  None
Maximum Deferred Sales Charge(Load)                    None                   None                  None

Redemption Fee (as a percentage of amount
redeemed, if applicable)(1)                           2.00%                  2.00%                 2.00%
Exchange Fee                                           None                   None                  None

Maximum Account Fee                                    None                   None                  None

---------------
(1) Imposed on shares purchased on or after [DATE] that are redeemed or exchanged within 30 days of purchase.

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                (% OF NET ASSETS)

                                                                   LARGE CAP              PRO FORMA
                                                                  EQUITY FUND,      LARGE CAP EQUITY FUND,
                                                 BABSON FUND       CLASS I(1)             CLASS S(2)
                                                 -----------      ------------      ----------------------
Advisory Fee.................................       0.83%            0.70%                 0.70%
Distribution (12b-1) Fees....................        None             None                  None
Other Expenses (including
   Administrative Fees and                          0.32%            0.49%                 0.32%
   Shareholder Servicing Fees)...............
Total Gross Annual Fund Operating
   Expenses..................................       1.15%            1.19%                 1.02%
Fee waivers and Expense
   Reimbursements(3).........................      (0.30%)             N/A                (0.17%)
Total Net Annual Fund Operating
   Expenses(3)...............................       0.85%            1.19%                 0.85%

---------------
(1) Class S shares of the Large Cap Equity Fund are not currently offered; therefore, operating expenses for Class I shares are shown.

(2) Class S shares of the Large Cap Equity Fund are not currently offered. These pro forma numbers are based on the operating expenses of Class I shares, adjusted to reflect certain lower expenses of the Class S shares.

(3) Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Babson Fund to the level listed above for Total Net Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005.

EXAMPLE

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses for each period remain the same, except for the expiration of the current expense limitation agreement on May 1, 2005.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
Babson Fund                                      $87     $336     $604   $1,371
Large Cap Equity Fund-- Class I(1)              $121     $378     $654   $1,443
Large Cap Equity Fund-- Class S pro forma(2)     $87     $312     $556   $1,254

---------------
(1) Class S shares of the Large Cap Equity Fund are not currently offered; therefore, costs for Class I shares are shown.

(2) Class S shares of the Large Cap Equity Fund are not currently offered. These pro forma numbers are based on the costs for Class I shares, adjusted to reflect certain lower expenses of the Class S shares.

PERFORMANCE

The Funds' average annual returns for 1, 5 and 10 years are presented below and are compared with the returns of indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as qualified retirement plans. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

The table shows after-tax returns for Class I shares of the Large Cap Equity Fund. After-tax returns for other classes of the Large Cap Equity Fund will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Large Cap Equity Fund became a registered investment company.

Past performance, both before-tax and after-tax, is no indication of future results.

BABSON FUND
-----------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

10.27%  -0.56%  31.43%  21.80%  27.99%  32.24%  12.57%  -7.85%  -20.47%  -25.56%
--------------------------------------------------------------------------------
1993    1994    1995    1996    1997    1998    1999    2000    2001     2002

Year to Date Return (through September 30, 2003) 8.88%

Best quarter:   Q4 1998 =  26.23%
Worst quarter:  Q3 2001 = -20.46%

Large Cap Euity Fund - Class I*
-------------------------------

13.15%  -2.61% 31.95%  20.53%  28.01%  15.77%  24.92%  -11.75% -16.34%  -23.50%
--------------------------------------------------------------------------------
1993    1994    1995    1996    1997    1998    1999    2000    2001     2002

Year to Date Return (through September 30, 2003) 11.38%

Best quarter:   Q4 1998 =  23.38%
Worst quarter:  Q3 2002 = -16.80%

* The quoted performance of the Large Cap Equity Fund includes the performance of a common trust fund ("Commingled") account advised by Voyageur (including its predecessor) and managed the same as the Large Cap Equity Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Large Cap Equity Fund's commencement of operations on October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Large Cap Equity Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Large Cap Equity Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

                                                                                                          10 YEARS OR
             AVERAGE ANNUAL TOTAL RETURNS                                                                     SINCE
        FOR THE PERIODS ENDED DECEMBER 31, 2002                              1 YEARS          5 YEAR        INCEPTION
                                                                             -------          ------      ------------
BABSON FUND
Return Before Taxes                                                          (25.56)%         (4.08)%         6.20%
Return After Taxes on Distributions                                          (25.56)%         (6.45)%         3.58%
Return After Taxes on Distributions and Sale of Fund Shares                  (15.70)%         (2.52)%         5.06%

LARGE CAP EQUITY FUND - CLASS I(1)
Return Before Taxes                                                          (23.50)%         (3.97)%         6.20%
Return After Taxes on Distributions                                          (23.58)%         (4.84)%         5.36%
Return After Taxes on Distributions and Sale of Fund Shares                  (14.42)%         (3.05)%         5.17%

S&P 500 INDEX(2)                                                             (22.10)%         (0.59)%         9.34%

RUSSELL 1000 GROWTH INDEX(3)                                                 (27.89%)         (3.84%)         6.71%

---------------
(1) Class S shares of the Large Cap Equity Fund will be newly offered and therefore have no available performance information. Therefore, average annual total returns for Class I shares are shown.

(2) Reflects no deductions for fees, expenses or taxes.

(3) Reflects no deductions for fees, expenses or taxes. The Large Cap Equity Fund recently added this benchmark because it more accurately reflects the universe of securities in which the Large Cap Equity Fund invests.

DISTRIBUTION OF THE FUNDS

J&B serves as the distributor of the Babson Fund. J&B does not receive any fee or other compensation under the distribution agreement which continues in effect from May 1, 2003 for an initial period of two years, and which will continue automatically for successive annual periods thereafter if approved at least annually by the Board, including a majority of the Directors who are not parties to such agreements or interested persons of any such party. There are no sales charges (loads) or Rule 12b-1 distribution fees associated with purchases of shares of the Babson Fund, and there will be no sales charges or Rule 12b-1 distribution fees associated with purchases of Class S shares of the Large Cap Equity Fund. Centura serves as the distributor of the Large Cap Equity Fund.

PURCHASES, REDEMPTIONS AND EXCHANGES

The procedures for purchases, redemptions and exchanges of shares of the Babson Fund and Class S shares of the Large Cap Equity Fund are materially the same.

Babson Fund shares are currently open to new investment and are offered on a continuous basis. Class S shares of the Large Cap Equity Fund, in contrast, will be closed to new investors. This means that only those investors who receive Class S shares issued in the Reorganization (I.E., existing Babson Fund shareholders on the Closing date) will be able to purchase additional Class S shares in the Large Cap Equity Fund. In addition, to the extent permitted by each fund's then current prospectus, Class S shareholders of the Large Cap Equity Fund will be permitted to purchase Class S shares of other funds within the Tamarack family of funds, and to exchange Class S shares to or from those funds. For shares of the Babson Fund, there is a $1,000 required minimum initial investment for each regular account. For shares of the Babson Fund and for Class S shares of the Large Cap Equity Fund there is a $100 minimum additional investment, if the order is placed by telephone, Internet or mail; a $1,000 minimum additional investment, if the order is placed by wire; a $50 minimum additional investment, if the order is placed for Automatic Monthly Investments; and, a $1,000 minimum additional investment, if the order is placed for exchanges from another fund in the Tamarack family of funds.

Shares of the Funds are sold (or redeemed) at the NAV per share next calculated after a purchase order and payment (or redemption order) is received by the Funds in good order. The NAV is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

The Babson Fund's NAV per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: (i) days when the Fund is not open for business; (ii) days on which changes in the value of portfolio securities will not materially affect the NAV; (iii) days during which the Fund receives no purchase or redemption orders; and (iv) customary holidays. The Fund is generally open for business on days when the New York Stock Exchange (the "Exchange") is open.

The Large Cap Equity Fund's NAV per share is determined and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open. An order for purchase, sale or exchange of shares is priced at the next NAV calculated after the order is received in good order by the Large Cap Equity Fund on any day that the Exchange is open for business.

Shareholders may also redeem at any time. As mentioned above, the redemption price will be priced as of the next NAV calculated after the redemption order is received in good order. Both the Babson Fund and the Large Cap Equity Fund transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received, usually no later than the third business day after it is received. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. At a Fund's option, a Fund may pay such redemption by wire or check. The right to redeem shares may be temporarily suspended in emergency situations as permitted under federal law.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of the Funds' shareholders.

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind," for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of the Fund's net assets, whichever is less. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Large Cap Equity Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Large Cap Equity Fund are declared and paid monthly. Capital gains for the Fund are distributed at least annually.

Redemptions of shares and an exchange of shares are each considered a sale, and any related gains may be subject to applicable taxes.

Dividends from net investment income and short-term capital gains are taxable to a shareholder as ordinary income except in the case of certain qualified dividends. Taxes on capital gains earned and distributed by the Large Cap Equity Fund will vary with the length of time the Fund has held the security, not how long the individual shareholder has invested in the Fund. For individual shareholders, a portion of the dividends received from the Large Cap Equity Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A distribution from the Large Cap Equity Fund is treated as qualified dividend income to the extent that the Large Cap Equity Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Distributions from the Large Cap Equity Fund generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations. For corporate shareholders, a portion of the dividends received from the Large Cap Equity Fund may qualify for the corporate dividends received deduction.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on a shareholder's account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Shareholders of Large Cap Equity Fund will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on a shareholder's residence for tax purposes, distributions may also be subject to state and local taxes, including withholding taxes.

The Large Cap Equity Fund may be required to withhold U.S. federal income tax at the rate of 28% from taxable distributions payable to a shareholder if such shareholder fails to provide the Large Cap Equity Fund with the shareholder's correct taxpayer identification number or to make required certifications, or if the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Shareholders should consult their tax advisers about the federal, state and local tax consequences in their particular circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights tables for Class I shares of Large Cap Equity Fund prior to the creation of Class S shares are included in the Large Cap Equity Fund's Class I prospectus dated July 25, 2003, as supplemented [ ], 2003. This prospectus has been mailed to you with this Proxy Statement/Prospectus. These financial highlights tables are intended to help you understand the Large Cap Equity Fund's financial performance for the past 5 years. Certain information reflects results for a single Fund share. The total returns in the table represent how much an investment in Class I shares of the Large Cap Equity Fund would have increased (or decreased) during each period assuming reinvestment of all dividends and distributions. The information for the year ended April 30, 2003 has been audited by

PricewaterhouseCoopers LLP, whose report, along with the Large Cap Equity Fund's financial statements, are included in the Large Cap Equity Fund's annual report, which is available upon request. Information for periods ended April 30, 2002, and April 30, 2001, April 30, 2000 and April 30, 1999 was audited by the Large Cap Equity Fund's previous auditors. Shareholders of the Babson Fund should be aware that the information in the financial highlights tables reflects the performance of Class I shares and not the performance of Class S shares, which have no operating history. The information in the tables has not been adjusted to reflect the lower total annual operating expenses of the newly created Class S shares.

PRICING OF THE SHARES OF THE LARGE CAP EQUITY FUND

The NAV for the Large Cap Equity Fund is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund. The Large Cap Equity Fund's securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the board of directors of the Large Cap Equity Fund believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of the Large Cap Equity Fund. Trading in foreign securities in some countries may not take place on all Large Cap Equity Fund business days and may take place in various foreign markets on days on which the Fund's NAV is not calculated. The net asset value of the Large Cap Equity Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. However, unless Voyageur determines that the value of the already-priced foreign securities would be materially affected before the Large Cap Equity Fund's NAV is determined, no adjustment will be made for the differing times in pricing. Should an adjustment in pricing be deemed necessary, the fair value of those securities will be determined by consideration of other factors by or under the direction of the board of directors of the Large Cap Equity Fund.

                         REASONS FOR THE REORGANIZATION

BOARD CONSIDERATIONS

The Board, including all of the Directors who are not "interested persons" of the Babson Fund, as that term is defined in the 1940 Act (the "Independent Directors") have unanimously determined that the Plan and the Reorganization are advisable and are in the best interests of the shareholders of the Babson Fund and that the interests of the shareholders of the Babson Fund would not be diluted as a result of the Reorganization. At a meeting held on November 24, 2003, Voyageur informed the Board that it proposed the Reorganization as part of its strategy to refine existing product lines while taking steps to ensure that its overall product offering is not diminished from the perspective of investors. Among the reasons for recommending the Reorganization and the Plan, Voyageur has identified the following factors:

o The investment objectives of the Funds are similar and there will be no material changes to existing shareholder services resulting from the Reorganization. Given the similarities in the Funds' investment objectives and services, the investment manager believes that the Reorganization would help to simplify its current line of funds while still offering shareholders attractive and comparable investment choices. There are no service features currently available to Babson Fund shareholders that are not also available to Large Cap Equity Fund shareholders. As such, the interests of the Babson Fund shareholders in this regard would be unaffected by the Reorganization.

o While any registration fees pursuant to Rule 24f-2 under the 1940 Act and any state filing fees payable on Large Cap Equity Fund shares issued in connection with the Reorganization would be paid by the Large Cap Equity Fund, neither the Large Cap Equity Fund nor the Babson Fund would be expected to bear any ordinary costs in connection with the Reorganization. Voyageur has agreed to bear all ordinary costs and expenses associated with the Reorganization, other than any expenses individually incurred by shareholders (for example, the cost of travelling to the Meeting or seeking the independent advice of tax counsel). In addition, Class S shares of the Large Cap Equity Fund are expected to have a gross expense ratio lower than the gross expense ratio of the Babson Fund, and the terms of the current expense limitation agreement for the Babson Fund, which is in place through May 1, 2005, would be applied to the Large Cap Equity Fund. Moreover, the post-Reorganization Large Cap Equity Fund is expected to be larger than the Babson Fund or the Large Cap Equity Fund immediately prior to the Reorganization.

o The Large Cap Equity Fund generally has outperformed the Babson Fund. While past performance is not a predictor of future returns, the better track record of the Large Cap Equity Fund, which would be used in the future to market the Funds, might be helpful in attracting new assets. In addition, because the post-Reorganization Large Cap Equity Fund would be larger than the Babson Fund, it would have a greater potential to draw the attention of key distribution channels.

In determining whether to approve the Reorganization and the Plan and to recommend approval of the Plan to shareholders of the Babson Fund, the Directors, including the Independent Directors, considered at the November 24, 2003 meeting the potential impact of the Reorganization on the Babson Fund's shareholders and a variety of related factors, including, among others: (1) changes to the Funds' investment objectives, restrictions or policies resulting from the Reorganization; (2) the performance history of the Babson Fund compared with the Large Cap Equity Fund; (3) any effect of the Reorganization on either Fund's annual operating expenses and/or its shareholder fees and expenses; (4) any changes in shareholder services resulting from the Reorganization; (5) the terms or conditions of the Plan or expected consequences of the Reorganization transaction that could result in dilution to shareholders of either Fund; (6) any fees and expenses that will be borne directly or indirectly by either Fund in connection with the Reorganization; (7) any direct or indirect federal income tax consequences of the Reorganization to each Fund and its shareholders; (8) the investment manager's marketing approach and its outlook for future asset growth of each Fund; and (9) alternatives to the Reorganization.

The Board, including a majority of the Independent Directors, unanimously concluded that the Reorganization and the Plan are advisable and are in the best interests of the shareholders of the Babson Fund and that the interests of the Babson Fund would not be diluted as a result of the Reorganization. Consequently, the Board approved the Reorganization and the Plan and recommended that shareholders of the Babson Fund vote to approve the Plan.

             ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION

SUMMARY OF TERMS

The following is a summary of the Plan. This summary is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, which is attached as EXHIBIT A.

As stated above, the Plan provides that all of the assets of the Babson Fund will be transferred to the Large Cap Equity Fund, which will assume all of the Babson Fund's liabilities. Babson Fund shareholders will receive a number of full and fractional Class S shares of the Large Cap Equity Fund with the same aggregate NAV as the shares of the Babson Fund held at the Valuation Time. Immediately following the Reorganization, shareholders of the Babson Fund will be shareholders of the Large Cap Equity Fund. The Babson Fund's shareholders will not pay a sales charge, commission or other transaction costs in connection with their receipt of shares of the Large Cap Equity Fund.

The Reorganization is subject to a number of conditions, including the following: (1) approval of the Plan and the transactions contemplated thereby as described in this Proxy Statement/Prospectus by the shareholders of the Babson Fund; (2) the receipt of certain legal opinions described in the Plan; (3) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Plan and other matters; and (4) the parties' performance in all material respects of their agreements and undertakings in the Plan. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan in EXHIBIT A.

If the shareholders approve the Plan and the various other conditions required for the Closing are satisfied, the Closing is expected to occur on or about March 31, 2004, or such other date as is agreed to by the Funds, on the basis of values calculated as of the close of regular trading on the New York Stock Exchange at the Valuation Time.

The Plan may be terminated (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 15, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan. The Plan may also be amended by mutual agreement of the parties in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Large Cap Equity Fund to be issued to the Babson Fund under the Plan to the detriment of the Babson Fund's shareholders without their approval.

TAX CONSIDERATIONS

The Plan provides that the Babson Fund will declare a dividend and/or capital gain distribution prior to the Reorganization which, together with all previous distributions, will have the effect of distributing to the shareholders of the Babson Fund all of their investment company taxable income and net capital gain, if any, realized by the Babson Fund up to and including the Closing of the Reorganization. Dividends and capital gain distributions generally will be taxable to shareholders who are subject to federal income taxation.

It is anticipated that each Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Code. With respect to the Reorganization, the Large Cap Equity Fund and the Babson Fund will receive an opinion from Dechert LLP substantially to the effect that, based on certain facts, assumptions and representations, for federal income tax purposes: (1) the Reorganization will constitute a "reorganization" within the meaning of Code
Section 368(a); (2) the shareholders will recognize no gain or loss on their receipt of voting shares of the Large Cap Equity Fund in exchange for their voting shares of the Babson Fund pursuant to the Reorganization; (3) the Babson Fund will not recognize gain or loss on the transfer of all of its assets to Large Cap Equity Fund solely in exchange for voting shares of Large Cap Equity Fund and the assumption by the Large Cap Equity Fund of the Babson Fund's liabilities pursuant to the Reorganization; (4) the Babson Fund will not recognize gain or loss on its distribution of voting shares of the Large Cap Equity Fund to its shareholders pursuant to the liquidation of the Babson Fund;
(5) Large Cap Equity Fund will not recognize gain or loss on its acquisition of all of the assets of the Babson Fund solely in exchange for voting shares of Large Cap Equity Fund and the assumption by Large Cap Equity Fund of the Babson Fund's liabilities; (6) the tax basis of the voting shares of Large Cap Equity Fund received by each of the Babson Fund's shareholders pursuant to the Reorganization will equal the tax basis of the voting shares of the Babson Fund surrendered in exchange therefor; (7) the holding period of the voting shares of Large Cap Equity Fund received by each of the shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Babson Fund exchanged therefor, provided that the shareholder held such shares as capital assets on the date of the Reorganization; (8) Large Cap Equity Fund's basis in the assets of the Babson Fund received pursuant to the Reorganization will equal the Babson Fund's basis in the assets immediately before the

Reorganization; and (9) Large Cap Equity Fund's holding period in the Babson Fund's assets received pursuant to the Reorganization will include the period during which the Babson Fund held the assets.

No opinion will be expressed by Dechert LLP, however, as to whether (1) any accrued market discount will be required to be recognized as ordinary income or
(2) any gain or loss will be recognized (a) by the Babson Fund in connection with the transfer from the Babson Fund to Large Cap Equity Fund of any Section 1256 contracts (as defined in Section 1256 of the Code) or (b) by the Babson Fund or Large Cap Equity Fund in connection with any disposition of assets by the Babson Fund or Large Cap Equity Fund prior to or following the Reorganization.

Shareholders of the Babson Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, should consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

As of October 31, 2003, the Large Cap Equity Fund had a net capital loss carry forward of approximately $25,083,595, net capital losses for the current taxable year of $44,885,624, and no net unrealized built-in capital losses. After the Reorganization, these pre-Reorganization losses will be available to the Large Cap Equity Fund to offset its capital gains, although the amount of these pre-Reorganization losses which may offset the Large Cap Equity Fund's capital gains in any given taxable year may be limited. Specifically, for each taxable year of the Large Cap Equity Fund ending after the Closing Date, the amount of the (i) pre-Reorganization capital loss carry forward, (ii) pre-Reorganization net capital losses and (iii) pre-Reorganization net unrealized built-in losses, if any, that are realized by the Large Cap Equity Fund after the Reorganization (but, in the case of any such built-in losses that are later realized, only with respect to the five-year period beginning on the Closing Date) that may be used to offset the Large Cap Equity Fund's capital gains may not exceed an annual limitation amount. The annual limitation amount will equal the value of the Large Cap Equity Fund on the Closing Date, multiplied by a long-term tax-exempt rate published by the Internal Revenue Service for the month in which the Closing Date occurs. (By example, using the value of the Large Cap Equity Fund as of June 30, 2003 ($45,478,978), and the applicable long-term tax-exempt rate for November, 2003 (4.74%), the resulting annual limitation amount would be $2,155,704.) As a result of this limitation, it is possible that the Large Cap Equity Fund may not be able to use these pre-Reorganization losses as rapidly as it might have absent the Reorganization, and part or all of these losses may not be useable at all. The ability of the Large Cap Equity Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. Net capital losses of regulated investment companies generally expire at the end of the eighth taxable year after they arise, if not previously absorbed by that time; therefore, it is possible that some or all of the Large Cap Equity Fund's losses will expire unused. In addition, the benefits of any capital loss carry forwards currently are available only to the existing shareholders of the Large Cap Equity Fund. After the Reorganization, however, these benefits will inure to all of the shareholders (including the former Babson Fund shareholders) of the Large Cap Equity Fund.

DESCRIPTION OF THE SHARES OF LARGE CAP EQUITY FUND

The Acquiring Company currently consists of six separately managed series. The capitalization of the Acquiring Company consists solely of one billion fifty million (1,050,000,000) shares of common stock with a par value of $0.001 per share. All six series have classes A, B and I. Class B shares are closed to new investors. Class I shares will be closed to new investors as of March 31, 2004. In addition, beginning on or about March 31, 2004, two series of the Acquiring Company (the Large Cap Equity Fund and the RBC Quality Income Fund) will offer an additional class of shares, Class S. Class S shares of the Large Cap Equity Fund have materially the same distribution, service fee, voting rights, and dividend attributes as the current shares offered by the Babson Fund. Except for these differences between such classes, each class of shares represents an equal proportionate interest in the Large Cap Equity Fund.

The board of directors of the Acquiring Company may establish additional series (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional series or classes will not alter the rights of the Acquiring Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a series or class, each shareholder is entitled to receive his pro rata share of the net assets of that series or class.

CAPITALIZATION

The following tables set forth, as of November 30, 2003, the capitalization of the Large Cap Equity Fund, the Babson Fund and the pro forma capitalization of the Large Cap Equity Fund as adjusted to give effect to the Reorganization. The capitalization of the Large Cap Equity Fund is likely to be different when the Reorganization is consummated.

             LARGE CAP EQUITY FUND PRO FORMA FOR THE REORGANIZATION

                                                                                              LARGE CAP EQUITY
                                                                                                  FUND PRO
                               LARGE CAP                                PRO FORMA                 FORMA FOR
                              EQUITY FUND         BABSON FUND          ADJUSTMENTS             REORGANIZATION
                            ----------------     --------------     ------------------    -------------------------
BABSON FUND SHARES
Net asset value per share                --        $                   $                                         --
Net assets................               --        $201,364,010        $(201,364,010)                            --
Shares outstanding
($.001 par value).........               --          21,069,133          (21,069,133)                            --

CLASS A
Net asset value per share.            $9.49                  --                    --                             $
Net assets................       $7,997,475                  --                    --                    $7,997,475
Shares outstanding
($.001 par value).........          842,388                  --                    --                       842,388

CLASS B
Net asset value per share.            $9.09                  --                    --                             $
Net assets................       $2,144,519                  --                    --                    $2,144,519
Shares outstanding
($.001 par value).........          235,844                  --                    --                       235,844

CLASS I
Net asset value per share.            $9.57                  --                    --                             $
Net assets................      $29,538,589                  --                    --                   $29,538,589
Shares outstanding
($.001 par value).........        3,088,177                  --                    --                     3,088,177

CLASS S
Net asset value per share.               --                  --        $                                      $9.57
Net assets................               --                  --        $                               $201,364,010
Shares outstanding
($.001 par value).........               --                  --                                          21,041,171


SHAREHOLDER APPROVAL: Approval of Proposal 1 by the Babson Fund's shareholders will require the affirmative vote of a majority of the outstanding shares.

          THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF PROPOSAL 1.

                PROPOSAL 2: TO ELECT DIRECTORS OF THE BABSON FUND

The purpose of this proposal is to elect a Board of Directors for the Babson Fund in case the Plan, as described in Proposal 1, is not approved by shareholders of the Babson Fund. It is intended that the enclosed proxy will be voted for the election as directors of the Babson Fund of the nine nominees listed below ("Nominees"). Four of the Nominees named below are currently directors of the Babson Fund and each has served in that capacity since originally elected or appointed.

In order to create uniform boards of directors/trustees for all of the mutual funds advised by Voyageur, the same Nominees are also being proposed for election to the boards of directors/trustees of the other mutual funds involved in the proposed reorganization and redomiciliation transactions described above in Proposal 1 (the "Redomestication"). If the Redomestication takes place, the Nominees will be nominated to serve as the trustees of the Tamarack Funds Trust. The Report of the Advisory Group on Best Practices for Fund Directors issued by the Investment Company Institute in 1999 recommends that mutual fund boards of directors generally be organized either as a unitary board for all the funds in a complex or as cluster boards for groups of funds within a complex, rather than as separate boards for each individual fund.

THE NOMINEES TO THE BOARD

Information about the Nominees, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Nominee is deemed to be "independent" to the extent the Nominee is not an "interested person" of the Babson Fund, as that term is defined in Section 2(a)(19) of the 1940 Act. For purposes of this Proxy Statement/Prospectus, "Fund Complex" means: the Babson Fund; the series of RBC Funds, Inc.; the series of Great Hall Investment Funds, Inc.; the series of J&B Funds; the series of Investors Mark Series Fund, Inc.; Babson Enterprise Fund, Inc.; Babson Enterprise Fund II, Inc.; Babson-Stewart Ivory International Fund, Inc.; Babson Value Fund, Inc.; the series of D.L. Babson Bond Trust; D.L. Babson Money Market Fund, Inc.; D.L. Babson Tax-Free Income Fund, Inc. and Shadow Stock Fund, Inc.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                                                                  COMPLEX(2)
                            POSITION(S)      TERM OF OFFICE       PRINCIPAL OCCUPATION(S)         OVERSEEN            OTHER
NAME, ADDRESS(1)             WITH THE      AND LENGTH OF TIME             DURING                     BY           DIRECTORSHIPS
AND AGE                     BABSON FUND          SERVED                PAST 5 YEARS                NOMINEE        HELD BY NOMINEE
====================================================================================================================================
INDEPENDENT NOMINEES

T. Geron Bell                Director           Indefinite(3);  President of Twins Sports,            25(9)            None
34 Kirby Puckett Place                          since May 1,    Inc. (the parent company of
Minneapolis, Minnesota                          2003            Minnesota Twins and Victory
55415                                                           Sports) since November, 2002;
Age: 62                                                         prior thereto President of the
                                                                Minnesota Twins Baseball Club
                                                                Incorporated since 1987.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                                                                  COMPLEX(2)
                            POSITION(S)      TERM OF OFFICE       PRINCIPAL OCCUPATION(S)         OVERSEEN            OTHER
NAME, ADDRESS(1)             WITH THE      AND LENGTH OF TIME             DURING                     BY           DIRECTORSHIPS
AND AGE                     BABSON FUND          SERVED                PAST 5 YEARS                NOMINEE        HELD BY NOMINEE
====================================================================================================================================
Ronald James                 Director           Indefinite(3);  President and Chief Executive         25(9)    None
Age: 52                                         since May 1,    Officer, Center for Ethical
                                                2003            Business Cultures since 2000;
                                                                President and Chief Executive
                                                                Officer of the Human Resources
                                                                Group, a division of Ceridian
                                                                Corporation, from 1996-1998.
                                                                Ceridian Corporation is an
                                                                information services company
                                                                specializing in human resources
                                                                outsourcing solutions.

H. David Rybolt              Director           Indefinite(3);  Consultant, HDR Associates,           18(4)    None
6501 W. 66th Street                             twelve years    (management consulting).
Overland Park, Kansas                           of service as
66202                                           a Director
Age: 61

Jay H. Wein                  Director           Indefinite(3);  Independent investor and              25(9)    None
5305 Elmridge Circle                            since May 1,    business consultant since 1989.
Excelsior, Minnesota                            2003
55331
Age: 71

Lucy Hancock Bode             Nominee           Indefinite(3)   Lobbyist                               6(5)    None
2518 White Oak Road
Raleigh, North Carolina
27609
Age: 51

Leslie H. Garner, Jr.         Nominee           Indefinite(3)   President, Cornell College.            6(5)    None
600 First Street
West Mount Vernon, Iowa
52314-1098
Age: 53

John A. MacDonald             Nominee           Indefinite(3)   CIO, Hall Family Foundation.           1(6)    None
P.O. Box 419580
Mail Drop 323
Kansas City, Missouri
64141
Age: 54

James R Seward                Nominee           Indefinite(3)   Private Investor/Consultant,          10(7)    Director,
Age: 51                                                         2000 - Present; Financial                      Syntroleum Corp.,
                                                                Consultant, Seward & Company,                  Lab One, Inc., and
                                                                LLC 1998-2000.                                 Concorde Career
                                                                                                               Colleges.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                                                                  COMPLEX(2)
                            POSITION(S)      TERM OF OFFICE       PRINCIPAL OCCUPATION(S)         OVERSEEN            OTHER
NAME, ADDRESS(1)             WITH THE      AND LENGTH OF TIME             DURING                     BY           DIRECTORSHIPS
AND AGE                     BABSON FUND          SERVED                PAST 5 YEARS                NOMINEE        HELD BY NOMINEE
====================================================================================================================================
INTERESTED NOMINEE

Michael T. Lee(8)             Nominee           Indefinite(3)   Chief Operating Officer and           None     Director, Royal
Age: 40                                                         Senior Vice President,                         Bank of Canada.
                                                                Voyageur, 2003 to present;
                                                                Senior Portfolio Manager,
                                                                Voyageur, 2000 to present;
                                                                Vice President, Senior Research
                                                                Analyst and Equity Portfolio
                                                                Manager, Voyageur, 1999
                                                                to 2003.

----------
(1) Unless otherwise specified, the address of each Director/Nominee is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

(2) The Tamarack Funds Trust consists of 17 "shell" series as of the date of this Proxy Statement/Prospectus. The Tamarack Funds Trust was formed solely for the purposes of completing the Redomestication. Accordingly, the series of the Tamarack Funds Trust have not been included in the totals in this column.

(3) The Director may serve until his or her resignation, removal, or death, or until his or her sucessor is duly elected and qualified.

(4) Director/Trustee of each of the Babson Funds except Babson-Stewart Ivory International Fund, Inc. Director of Investors Mark Series Fund, Inc., which consists of nine series.

(5)  Director of RBC Funds, Inc., which consists of six series.

(6) Trustee of J&B Funds, which consists of a single series, J&B Small Cap International Fund.

(7) Trustee of J&B Funds, which consists of a single series, J&B Small Cap International Fund; also, Director, Investors Mark Series Fund, Inc., which consists of nine series.

(8) Mr. Lee is an "interested person" of the Babson Fund as defined in the 1940 Act. He is an officer of Voyageur, the Babson Fund's investment adviser.

(9) Director/Trustee of each of the Babson Funds. Director of Great Hall Investment Funds, Inc., which consists of five series. Director of Investors Mark Series Fund, Inc., which consists of nine series. Trustee of J&B Funds, which consists of a single series, J&B Small Cap International Fund.

EXECUTIVE OFFICERS

Officers of the Babson Fund are elected by the Board of Directors to oversee the day-to-day activities of the Babson Fund. Information about the executive officers of the Babson Fund, including their principal occupations during the past five years, are set forth in EXHIBIT C. All of the principal executive officers are also officers and/or employees of Voyageur.

SHARE OWNERSHIP

As of [Date], the Nominees, Directors and officers of the Babson Fund beneficially owned as a group less than 1% of the outstanding shares of the Babson Fund, except as follows:

              NAME                              AMOUNT AND NATURE OF
    OF BENEFICIAL OWNER/FUND               RECORD OR BENEFICIAL OWNERSHIP            PERCENT OF SERIES/CLASS
==============================================================================================================
   [Insert executive officer,
 directors, nominees as needed]

The following table sets forth the aggregate dollar range of equity securities owned by each Nominee of the Babson Fund and of all funds in the Fund Complex as of December 31, 2003. The information as to beneficial ownership is based on statements furnished by each Nominee.

                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                     SECURITIES IN ALL REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY      COMPANIES OVERSEEN OR TO BE OVERSEEN BY
                                        SECURITIES IN THE BABSON    DIRECTOR/NOMINEE IN FAMILY OF INVESTMENT
                                                  FUND                              COMPANIES
==============================================================================================================
INDEPENDENT NOMINEES

T. Geron Bell                                      [ ]                                 [ ]

Lucy Hancock Bode                                  [ ]                                 [ ]

Leslie H. Garner, Jr.                              [ ]                                 [ ]

Ronald James                                       [ ]                                 [ ]

John A. MacDonald                                  [ ]                                 [ ]

H. David Rybolt                                    [ ]                                 [ ]

James R. Seward                                    [ ]                                 [ ]

Jay H. Wein                                        [ ]                                 [ ]


INTERESTED NOMINEE

Michael T. Lee                                     [ ]                                 [ ]

All of the current Directors of the Babson Fund are Independent Directors. During the fiscal year ended June 30, 2003, the Board met four times. It is expected that the Board will meet at least quarterly at regularly scheduled meetings.

COMPENSATION

Independent Directors are paid a $4,000 annual retainer by Voyageur if they serve as a Director on one to four funds in the Babson Group of Funds or a $7,000 annual retainer by Voyageur if they serve on five or more funds in the Babson Group of Funds. The Independent Directors also receive from Voyageur out of its management fees a fee of $125 for each Board meeting of each fund in the Babson Group of Funds attended. The Independent Directors' fees, including travel and other expenses related to the Board meetings for the Babson Fund, are paid for by the Babson Fund. Directors who are directors, officers or employees of Voyageur do not receive compensation from the funds. Currently, there are no Directors who are directors, officers or employees of Voyageur.

The following table summarizes the compensation paid to the Directors of the Babson Fund, including committee fees, for the twelve-month period ended June 30, 2003.

                                           PENSION OR
                                           RETIREMENT      ESTIMATED
                           AGGREGATE        BENEFITS         ANNUAL            TOTAL
                          COMPENSATION     ACCRUED AS       BENEFITS      COMPENSATION FOR
                            FOR THE      PART OF BABSON       UPON       FUND COMPLEX PAID
NAME OF DIRECTOR          BABSON FUND     FUND EXPENSES    RETIREMENT       TO DIRECTOR
============================================================================================
T. Geron Bell             $[        ]         None            None             $1,250
Sandra J. Hale            $[        ]         None            None             $1,250
Ronald James              $[        ]         None            None             $1,250
William H. Russell        $[        ]         None            None            $13,875
H. David Rybolt           $[        ]         None            None            $13,875
Jay H. Wein               $[        ]         None            None             $1,250

To facilitate the creation of a unitary board of directors/trustees as part of the integration initiative discussed above, certain Independent Directors agreed not to stand for re-election. Independent Directors are not entitled to benefits under any pension or retirement plan. However, the Board determined that, particularly given the benefits that would accrue to the Babson Fund from the creation of unitary boards of directors/trustees, it was appropriate to provide the two Independent Directors who are not standing for re-election a one-time benefit. Given that Voyageur will also benefit from the administrative efficiencies of unitary boards of directors/trustees, Voyageur has agreed to bear the costs of the one-time benefit.

The amount of the benefit being paid to Ms. Hale is $13,250 in the aggregate for all of the Babson Funds, the J&B Funds, and the Great Hall Funds for which she serves as an Independent Director. The amount of the benefit being paid to Mr. Russell is $4,250 in the aggregate for all of the Babson Funds for which he serves as an Independent Director.

STANDING COMMITTEES

The Babson Fund has a standing Audit Committee presently consisting of the Babson Fund's Independent Directors. As set forth in its charter, the primary duties of the Babson Fund's Audit Committee are:

     (1) in its capacity as a committee of the Board, to be directly responsible for the appointment, compensation, retention and oversight of the work of any independent auditor (including resolution of disagreements between the auditor and Voyageur and/or the Babson Fund's administrator regarding financial reporting);

     (2) to review information concerning the independence of the auditors, including (i) whether the auditors provide any consulting services to RBC affiliates, and (ii) all non-audit services provided by the auditor to the "investment company complex" (as defined in Rule 2-01(f)(14) of Regulation S-X) that were not pre-approved by the Audit Committee or its delegate(s), and to receive the auditors' specific representations as to their independence;

     (3) to meet with the Babson Fund's independent auditors, including private meetings, as necessary (i) to review the arrangements for, procedures to be utilized, and scope of the annual audit and any special audits, including all critical accounting policies and practices to be used; (ii) to review in advance the staffing of the annual independent audit with the auditor and obtain a satisfactory representation from the auditor that such staffing complies with all applicable laws, regulations and rules regarding the rotation of audit partners; (iii) to discuss any matters of concern relating to the Babson Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of audit(s);
          (iv) to discuss all alternative treatments within Generally Accepted Accounting Principles for policies and practices related to material items that have been discussed with Voyageur and/or the Babson Fund's administrator, including: (1) ramifications of the use of such alternative disclosures and treatments, and (2) the treatment preferred by the auditor; (v) to discuss other material written communications between the outside auditor and Voyageur and/or the Babson Fund's administrator, such as any management letter or schedule of unadjusted differences; (vi) to discuss the annual financial statements of the Babson Fund and the auditors' views regarding significant accounting policies underlying the statements and their presentation to the public in the Annual Report and Form N-SAR; (vii) to consider the auditors' comments with respect to the Babson Fund's financial policies, procedures and internal accounting controls and Voyageur's and/or the Babson Fund's administrator's responses thereto; and (viii) to review with the auditors the form of opinion the auditors propose to render to the Board and shareholders;

     (4) to investigate any reports from Babson Fund officers regarding (i) significant deficiencies in the internal controls that could adversely affect the Babson Fund's ability to record, process, summarize, and report financial data and any material weaknesses in the Babson Fund's internal controls; and (ii) any fraud, whether or not material, that involves Voyageur and/or the Babson Fund's administrator or other employees who play a significant role in the Babson Fund's internal controls;

     (5) to consider the effect upon the Babson Fund of any changes in accounting principles or practices proposed by Voyageur and/or the Babson Fund's administrator or the auditors;

     (6) to review the fees charged by the independent auditors for audit and non-audit services;

     (7) to investigate improprieties or suspected improprieties in Babson Fund financial and accounting operations that are called to their attention;

     (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate; and

     (9) to pre-approve, and/or delegate the authority to pre-approve, audit and permissible non-audit services.

The Audit Committee met three times during the fiscal year ended June 30, 2003. No Director attended less than 75% of the Board meetings, including committee meetings.

As described above, the integration initiative includes proposals to create a single board of directors/trustees for the funds. As part of this initiative, the Board has nominated nine individuals to serve on the board of directors/trustees of the Babson Fund. These same individuals are being nominated to serve on the boards of directors/trustees for each of the other funds so that a single, unitary board of directors/trustees would be elected for all of the funds.

The eight independent directors/trustees nominated to serve on the single, unitary board have been selected from among the independent directors/trustees currently serving on the boards of the funds. In this connection, the independent directors/trustees of the existing boards of the funds determined to create an ad hoc board consolidation committee of four independent directors/trustees. An independent board member from each of the four fund families was selected to serve on the ad hoc board consolidation committee. The ad hoc board consolidation committee was assigned the responsibility of evaluating each existing board member's professional background and work experience, professional competencies, time availability and commitment, and overall past contribution to the board of an existing fund within the fund complex. The ad hoc fund consolidation committee was also responsible for developing recommendations for the size and actual membership of the new board. Among the core professional competencies and abilities that the ad hoc board consolidation committee considered relevant in making its recommendations on board membership were a person's investment background, accounting/finance background, academic/theoretical background, marketing perspective, technology/systems background, leadership abilities, business acumen and entrepreneurial talent. In addition, the ad hoc board consolidation committee took into account the age distribution, diversity and impact of regulatory requirements in its recommendations on the composition of the new board.

Based on the recommendations of the ad hoc fund board consolidation committee, the independent directors/trustees of each of the funds' boards determined to fix the number of board members at nine, eight of whom would be independent board members and one of whom would be an inside board member. Each of the boards also approved the committee's recommendations on the eight independent board member nominees and management's recommendation on the inside board member nominee.

The ad hoc board consolidation committee does not have a charter. The Babson Fund does not have a stated policy with regard to the consideration of board candidates nominated by its shareholders. As part of the creation of the new Tamarack Funds Trust, which is being proposed as part of the integration initiative described above, it is expected that the Trust's board of trustees will establish various committees as part of the organization process for the Trust. As part of that process, the board of trustees will determine whether to establish a formal nominating committee, prepare a written charter for the committee, include a formal policy on consideration of shareholder nominations to serve on the board of trustees, define the material elements that would be included in any such policy, identify the process to be followed by such committee in identifying and evaluating nominees (including those recommended by shareholders), specify minimum qualifications for any committee-recommended nominees, including any specific qualities or skills, and establish a process for shareholders to send communications to the board of trustees.

SHAREHOLDER APPROVAL: Election of the Nominees for Directors must be approved by a plurality of the votes cast in person or by proxy at the Meeting.

          THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS A VOTE FOR APPROVAL OF THE ELECTION OF
                 EACH OF THE NOMINEES TO THE BOARD OF DIRECTORS.

           PROPOSAL 3: TO RATIFY THE SELECTION OF INDEPENDENT AUDITORS

Upon the recommendation of the Audit Committee, the Board of Directors, including all of the Independent Directors, has selected Deloitte & Touche LLP ("Deloitte") to serve as independent auditors of the Babson Fund with respect to its financial statements for its current fiscal year and recommends that shareholders ratify such selection. Deloitte has confirmed to the Audit Committee that they are independent auditors with respect to the Babson Fund. Representatives of Deloitte are not expected to be present at the Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

The Audit Committee is required to pre-approve all audit services and non-audit services that an independent auditor provides to the Babson Fund. Furthermore, the Audit Committee is required to pre-approve any engagement of the Babson Fund's independent auditor to provide non-audit services to Voyageur or any affiliate of Voyageur that provides ongoing services to the Babson Fund, if such engagement would relate directly to the Babson Fund's operations and financial reporting. The Audit Committee may delegate to one or more of its members authority to pre-approve the auditor's provision of audit and/or non-audit services to the Funds, or the provision of non-audit services to Voyageur or any service provider affiliated with Voyageur. The Audit Committee will also review at least annually whether any receipt of non-audit fees by the Babson Fund's independent auditor from (i) the Babson Fund, (ii) other funds advised by Voyageur or its affiliates, (iii) Voyageur or any entity controlling or controlled by Voyageur, and (iv) any investment advisor or investment company service provider under common control with Voyageur is compatible with maintaining the independence of the independent auditor.

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the Babson Fund for the fiscal year ended June 30, 2003. Representatives of PwC are not expected to be present at the Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence. For further information about the independent auditors of the Babson Fund, please refer to the "INDEPENDENT AUDITORS" section below.

SHAREHOLDER APPROVAL: Approval of Proposal 3 by the Babson Fund's shareholders will require the vote of the holders of a majority of the shares of the Babson Fund present in person or by proxy at the Meeting.

          THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
                 UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF
                       THE BABSON FUND APPROVE PROPOSAL 3.

                                 OTHER BUSINESS

The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                              SHAREHOLDER PROPOSALS

The Babson Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Babson Fund's offices, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, so they are received within a reasonable time before any such meeting. An opportunity will be provided at the Meeting for shareholders present in person to present a motion to the Meeting. Should any properly presented motion or any other matter requiring a vote of the shareholders arise, including any question as to an adjournment or postponement of the Meeting, the persons named as proxies will vote on such matters according to their best judgment in the interests of the Babson Fund.

                               VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and proxy card, is first being mailed to shareholders of the Funds on or about January 22, 2004. Only shareholders of record as of the close of business on January 15, 2004 ("Record Date"), will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Babson Fund at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization contemplated thereby. Each share of record on the Record Date is entitled one vote on each matter presented at the Meeting, with proportionate votes for fractional shares.

The Babson Fund requests that broker-dealer firms, custodians, nominees and fiduciaries forward proxy material to the beneficial owners of the shares held of record by such persons. Voyageur may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. The cost of soliciting these proxies will be borne by Voyageur. Voyageur has engaged [SOLICITOR NAME] to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses, of up to $[ ].

As of the Record Date, there were [NUMBER] shares outstanding of the Babson
Fund.

QUORUM

The Amended and Restated Bylaws of the Babson Fund provide that a quorum shall be present at a meeting, in person or by proxy, when a majority of the aggregate shares at the time outstanding are present.

VOTING REQUIREMENT

Proposal 1 requires the affirmative vote of a majority of the Babson Fund's outstanding shares. For Proposal 2, Nominees for Director receiving a plurality of the votes cast in person or by proxy at the Meeting will be elected to the Board of the Babson Fund. Proposal 3 requires the vote of the holders of a majority of the shares of the Babson Fund present in person or by proxy at the Meeting.

ADJOURNMENTS

In the event that a quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the Babson Fund's shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote in favor of such adjournment with respect to any Proposal those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment with respect to any Proposal those proxies required to be voted against that Proposal.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes, but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposals 1 and 3 and will have no effect on Proposal 2. Moreover, abstentions and broker non-votes will effectively be a vote against adjournment.

                               PROXY SOLICITATION

[Proxies are being solicited by mail. This Proxy Statement/Prospectus is first being mailed on or about January 22, 2004 to shareholders of record as of January 15, 2004. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of Voyageur and its affiliates or by proxy soliciting firms retained by Voyageur. Voyageur has retained [SOLICITOR NAME] to provide proxy solicitation services in connection with the Meeting at an estimated cost of $[ ]. In addition, Voyageur may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to beneficial owners of Babson Fund shares. The cost of the solicitation will be borne by Voyageur. In addition to returning a written proxy card, Babson Fund shareholders may authorize Voyageur or [SOLICITOR NAME] by telephone to execute proxies on their behalf. As the meeting date approaches, shareholders of the Babson Fund may receive a call from a representative of Voyageur or [SOLICITOR NAME] if the Babson Fund has not yet received their votes.

Proxies that are obtained will be recorded in accordance with the following procedures. In all cases where a telephonic proxy is solicited, a Voyageur or [SOLICITOR NAME] representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail. A Voyageur or [SOLICITOR NAME] representative is required to verify the identification information provided on the call against shareholder information provided by the Babson Fund. If the information solicited is successfully verified, the Voyageur or [SOLICITOR NAME] representative has the responsibility to explain the voting process, read the Proposals listed on the proxy card, and ask for the shareholder's instructions on each Proposal. The Voyageur or [SOLICITOR NAME] representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Voyageur or [SOLICITOR NAME] will record the shareholder's instructions on the card. Within 72 hours, Voyageur or [SOLICITOR NAME] will send the shareholder a letter or mailgram confirming the shareholder's vote and asking the shareholder to call Voyageur or [SOLICITOR NAME] immediately if the shareholder's instructions are not correctly reflected in the confirmation. Voyageur believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.]

                                BENEFICIAL OWNERS

As of [DATE], the officers and Directors, including the nominees, of the Acquiring Company as a group beneficially owned [AMOUNT/less than 1%] of the shares of the Large Cap Equity Fund outstanding on such date. As of [DATE], to the best of the Babson Fund's and the Large Cap Equity Fund's knowledge, no person owned beneficially more than 5% of any class of either the Babson Fund's or the Large Cap Equity Fund's outstanding shares, except for the following:

                                                                          AMOUNT AND
                                                                          NATURE OF
                                                                          BENEFICIAL
FUND NAME                     BENEFICIAL OWNER AND ADDRESS                OWNERSHIP                        PERCENT
---------                     ----------------------------                -----------                      -------











As of [DATE], the Trust Operations department of RBC Centura Bank, Rocky Mount, North Carolina 27802, owned approximately 26% of the outstanding voting securities of the Large Cap Equity Fund. RBC Centura Bank, a state member bank of the Federal Reserve Bank, is a wholly-owned subsidiary of RBC. The percentage of the shares of the Large Cap Equity Fund owned by the Trust Operations department may enable the Trust Operations department to influence or determine the outcome of shareholder votes of the Large Cap Equity Fund prior to the Reorganization, depending on the percentage of other Large Cap Equity Fund shares that are voted.

                         ANNUAL AND SEMI-ANNUAL REPORTS

The Babson Fund's most recent audited financial statement and Annual Report for the fiscal year ended June 30, 2003 have been previously mailed to Babson Fund shareholders, and are available free of charge. The Large Cap Equity Fund's most recent audited financial statement and Annual Report for the fiscal year ended April 30, 2003, and its most recent Semi-Annual Report for the six months ended October 31, 2003, have been previously mailed to Large Cap Equity Fund shareholders, and are available free of charge. If you have not received an Annual Report for the Babson Fund or the Large Cap Equity Fund, or would like to receive additional copies free of charge, please contact the Babson Fund or the Large Cap Equity Fund by writing or calling the applicable Fund at the address and telephone number shown on the cover page of this Proxy Statement/Prospectus.

                           INFORMATION ABOUT THE FUNDS

Information about the Babson Fund is incorporated into this Proxy Statement/Prospectus by reference from the current Prospectus dated November 7, 2003, as supplemented from time to time, and Annual Report dated June 30, 2003, which have previously been mailed to shareholders. Copies of the current Prospectus may be obtained without charge by writing or calling the Babson Fund at the address and telephone number shown on the cover page of this Proxy Statement/Prospectus. Additional information about the Babson Fund is included in the Babson Fund's statement of additional information, dated November 7, 2003 as supplemented from time to time, and the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated [DATE], 200[4], copies of which may be obtained without charge by writing or calling the Babson Fund at the address and telephone number shown on the cover page of this Proxy Statement/Prospectus.

Information about the Large Cap Equity Fund is incorporated into this Proxy Statement/Prospectus by reference from the Large Cap Equity Fund's Class I prospectus dated July 25, 2003, as supplemented [date], 200[4], which has been mailed with this Proxy Statement/Prospectus, and the Annual Report relating to Class I shares dated April 30, 2003, which has previously been mailed to Large Cap Equity Fund shareholders. Additional copies of the Large Cap Equity Fund's current Prospectus may be obtained without charge by writing or calling the Large Cap Equity Fund at the address and telephone number shown on the cover page of this Proxy Statement/Prospectus. Class S shares of the Large Cap Equity Fund are newly offered and therefore have no available performance history. Shareholders of the Babson Fund should be aware that the performance discussion and data in the Annual Report relating to Class I shares have not been adjusted to reflect the lower total annual operating expenses of Class S shares. Additional information about the Large Cap Equity Fund is included in the Large Cap Equity Fund's Class I statement of additional information dated July 28, 2003, as supplemented [DATE], 200[3], and the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated [DATE], 200[4], copies of which may be obtained without charge by writing or calling the Large Cap Equity Fund at the address and telephone number shown on the cover page of this Proxy Statement/Prospectus.

The Babson Fund and the Large Cap Equity Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, file proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549. Copies of such material can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street NW, Washington, DC 20549. Information about the Babson Fund and the Large Cap Equity Fund may also be obtained from the Internet website maintained by the SEC at http://www.sec.gov, or by calling [SOLICITOR NAME] at [TELEPHONE NUMBER].

                             SHAREHOLDER INFORMATION

To help lower the impact of operating costs, the Babson Fund attempts to eliminate mailing duplicate documents to the same address. When two or more Babson Fund shareholders have the same last name and address, the Fund may send only one prospectus, annual report, semiannual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Babson Fund at (800) 422-2766 or writing to the Fund at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402 and requesting the additional copies of Fund documents. Shareholders sharing a single mailing address who are currently receiving multiple copies of Fund documents can request delivery of a single copy instead by calling the same telephone number or writing to the same address.

                                  LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Large Cap Equity Fund will be passed upon by Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, MA 02116.

                              INDEPENDENT AUDITORS

On November 24, 2003, the Board of Directors selected Deloitte as independent auditors of the Babson Fund for the fiscal year ending June 30, 2004. Deloitte has confirmed to the Audit Committee of the Board of Directors ("Audit Committee") that they are independent auditors with respect to the Babson Fund.

For the fiscal year ended June 30, 2003, PwC served as the Babson Fund's independent auditor. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the indirect parent company of J&B, the Babson Fund's investment advisor at that time. PwC represented to the Babson Fund that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Babson Fund for the fiscal years ended June 30, 2003 had no knowledge of the situation in Canada until after the audit of the Babson Fund had been completed and the audited financial statements had been sent to Babson Fund shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Babson Fund for the fiscal year ending June 30, 2004. During the Babson Fund's fiscal year ended June 30, 2003, PwC's audit report concerning the Babson Fund contained no adverse opinion or disclaimer of opinion; nor was its report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit for the fiscal year ended June 30, 2003, and through October 9, 2003, there were no disagreements between the Babson Fund and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Ernst & Young, LLP ("E&Y") served as independent auditors of the Babson Fund for the fiscal year ended June 30, 2002. Due to the acquisition of J&B, the Babson Fund's investment advisor at the time, by RBC Dain Rauscher Corporation, a subsidiary of Royal Bank of Canada, E&Y determined that it was no longer independent of the Babson Fund, and thus resigned as the Babson Fund's independent auditors as of May 1, 2003. During the Babson Fund's fiscal year ended June 30, 2002, E&Y's audit reports concerning the Babson Fund contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended June 30, 2002, and through May 1, 2003, there were no disagreements between the Babson Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Certain information concerning the fees and services provided by E&Y and PwC to the Babson Fund and to Voyageur and its affiliates for each entity's two most recent fiscal years is provided below.

2003 AUDIT FEES. The aggregate fees billed by PwC for professional services rendered for the audit of the Babson Funds' annual financial statements for the fiscal year ended June 30, 2003 were $125,000.

2003 TAX FEES. The aggregate fees billed by PwC for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ended June 30, 2003 were $47,500.

2002 AUDIT FEES. The aggregate fees billed by E&Y for professional services rendered for the audit of the Babson Funds' annual financial statements for the fiscal year ended June 30, 2002 were $106,400.

2002 TAX FEES. The aggregate fees billed by E&Y for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ended June 30, 2002 were $11,700.

The Audit Committee considered whether the services described above were compatible with PwC's and E&Y's independence. The Audit Committee also considered whether the provision of all other non-audit services rendered to Voyageur, or an affiliate thereof that provides ongoing services to the Babson Fund, was compatible with maintaining the independence of PwC and E&Y, respectively. The Audit Committee has adopted pre-approval policies and procedures pursuant to which the engagement of any independent auditor is approved. Such procedures provide that: (1) before an auditor is engaged by the Babson Fund to render audit services, the Audit Committee shall review and approve the engagement; (2) the Audit Committee shall review and approve in advance any proposal (with the exception of proposals that fall under a de minimis exception permitted by applicable law) that the Babson Fund employs its auditor to render "permissible non-audit services" to the Babson Fund, or any proposal (with the exception of proposals that fall under a de minimis exception permitted by applicable law) that Voyageur, and any entity controlling, controlled by, or under common control with Voyageur that provides ongoing services to the Babson Fund, employ the Babson Fund's auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Babson Fund; (3) as a part of any such review, the Audit Committee shall consider whether the provision of such services is consistent with the auditor's independence; and (4) the Audit Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Babson Fund, or the provision of non-audit services to Voyageur or any Voyageur-affiliated service provider, provided that any pre-approval determination made by a Delegate is presented to the full Audit Committee at its next meeting. The pre-approval procedures do not include delegation of the Audit Committee's responsibilities to management.

Pre-approval has not been waived with respect to services described above under "Tax Fees" since the date on which the aforementioned pre-approval procedures were adopted by the Audit Committee.

                        INDEX OF EXHIBITS AND APPENDICES

                                [TO BE COMPLETED]

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____, 200_, by RBC Funds, Inc. ("Acquiring Company"), a Maryland corporation, with its principal place of business at _____, on behalf of RBC Large Cap Equity Fund ("Acquiring Fund"), a separate series of Acquiring Company, and David L. Babson Growth Fund, Inc. ("Target Fund" and together with Acquiring Fund, each a "Fund" and collectively the "Funds"), a Maryland corporation, with its principal place of business at _____.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of all of the assets of Target Fund to Acquiring Fund in exchange solely for Class S shares ($0.01 par value per share) of Acquiring Fund (the "Acquiring Fund Shares"), the assumption by Acquiring Fund of all of the liabilities of Target Fund and the distribution of Acquiring Fund Shares to the shareholders of Target Fund in complete liquidation of Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All references in this Agreement to action taken by Acquiring Fund shall be deemed to refer to action taken by Acquiring Company on behalf of Acquiring Fund.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF TARGET FUND TO ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL TARGET FUND LIABILITIES AND THE LIQUIDATION OF TARGET FUND

     1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to transfer to Acquiring Fund all of Target Fund's assets as set forth in section 1.2, and Acquiring Fund agrees in exchange therefor (i) to deliver to Target Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of Target Fund's assets net of any liabilities of Target Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of Target Fund. All Acquiring Fund Shares delivered to Target Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of Target Fund to be acquired by Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by Target Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Target Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of Target Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date (as defined in section 3.6).

     1.4. On or as soon as practicable prior to the Closing Date (as defined in section 3.6), Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, Target Fund will distribute to Target Fund's shareholders of record (the "Target Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, Acquiring Fund Shares received by Target Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to Target Fund by the transfer of Acquiring Fund Shares then credited to the account of Target Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of Target Fund Shareholders. Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Target Fund Shareholders shall be equal to the aggregate net asset value of Target Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of Target Fund will simultaneously be cancelled on the books of Target Fund, although share certificates representing interests in shares of Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund. Shares of Acquiring Fund will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Target Fund.

     1.8. All books and records of Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the business day immediately preceding the

Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using such valuation procedures as are disclosed in the then-current prospectus and/or statement of additional information for Acquiring Fund and as have been approved by its Board of Directors, copies of which have been delivered to Target Fund.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of an Acquiring Fund Share shall be equal to the net asset value of one Class I Acquiring Fund share.

     2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets of Target Fund determined in accordance with section 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be March 31, 2004, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Acquiring Company, _____, or at such other place and time as the parties may agree.

     3.2. Target Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. Target Fund shall direct Wells Fargo Bank Minnesota, N.A., as custodian for Target Fund, to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Wells Fargo Bank Minnesota, N.A., custodian for Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for Target Fund to the custodian for Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by Target Fund as of the Closing Date for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Target Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Target Fund shall direct Boston Financial Data Services ("Transfer Agent"), as transfer agent for Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund shares, as applicable, owned by each such shareholder immediately prior to the Closing. Acquiring Fund shall issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to Target Fund or provide evidence satisfactory to Target Fund that such Acquiring Fund Shares have been credited to that Target Fund's account on the books of Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of Acquiring Fund or a Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading thereupon or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the shares of Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of Target Fund shall include all of such Target Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Target Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been fully disclosed to Acquiring Fund prior to the date of this Agreement in a written instrument executed by an appropriate officer of Target Fund, Target Fund represents and warrants to Acquiring Fund as follows:

          (a) Target Fund is a corporation duly organized and validly existing under the laws of the State of Maryland, with power under its Articles of Incorporation, as amended and supplemented from time to time, to own all of its Assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of Target Fund, to carry out this Agreement. Target Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not reasonably be expected to have a material adverse effect on Target Fund. Target Fund has all material federal, state and local authorizations necessary to own all of its Assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not reasonably be expected to have a material adverse effect on Target Fund;

          (b) Target Fund is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

          (d) Target Fund is not, and the execution, delivery and performance of this Agreement by Target Fund will not (i) result in a material violation of Maryland law or of its Articles of Incorporation or By-Laws; (ii) result in a material violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which Target Fund is a party or by which it is bound, or the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Target Fund is a party or by which it is bound; or (iii) result in the creation or imposition of any lien, charge or encumbrance or any property or assets of Target Fund;

          (e) All material contracts or other commitments of Target Fund (other than this Agreement and any contracts listed on Schedule A) will terminate without liability to Target Fund on or prior to the Closing Date. Each contract listed on Schedule A is a valid, binding and enforceable obligation of each party thereto and the assignment by Target Fund to Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

          (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Target Fund or any properties or assets held by it. Target Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Target Fund at and for the fiscal year ended June 30, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to Acquiring Fund) present fairly, in all material respects, the financial position of Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (h) Since June 30, 2003, there has not been any material adverse change in Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of Target Fund due to declines in market values of securities in Target

Fund's portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change;

          (i) At the date hereof and at the Closing Date, all federal and other tax returns and reports of Target Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (k) All issued and outstanding shares of Target Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Target Fund shares, nor is there outstanding any security convertible into any of Target Fund shares;

          (l) At the Closing Date, Target Fund will have good and marketable title to the Assets to be transferred to Acquiring Fund pursuant to section 1.2 and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of Target Fund (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (p) The Proxy Statement/Prospectus (as defined in Section 5.7), insofar as it relates to Target Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by Acquiring Fund for use therein.

     4.2. Except as has been fully disclosed to Target Fund prior to the date of this Agreement in a written instrument executed by an appropriate officer of Acquiring Company, Acquiring Company, on behalf of Acquiring Fund, represents and warrants to Target Fund as follows:

          (a) Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland, with power under Acquiring Company's Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted. Acquiring Fund is a separate series of Acquiring Company duly designated in accordance with applicable provisions of Acquiring Company's Articles of Incorporation. Acquiring Company and Acquiring Fund are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not reasonably be expected to have a material adverse effect on Acquiring Company or Acquiring Fund. Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not reasonably be expected to have a material adverse effect on Acquiring Fund;

          (b) Acquiring Company is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) Acquiring Fund is not, and the execution, delivery and performance of this Agreement by Acquiring Fund, will not (i) result in a material violation of Maryland law or of its Articles of Incorporation or By-Laws; (ii) result in a material violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract , lease or other undertaking to which Acquiring Fund is a party or by which it is bound, or the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquiring Fund is a party or by which it is bound, or (iii) result in the creation or imposition of any lien, charge or encumbrance or any property or assets of Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Acquiring Fund or any properties or assets held by it. Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, and the Investment Portfolio of Acquiring Fund at and for the fiscal year ended April 30, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to Target Fund) present fairly, in all material respects, the financial position of Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights at and for the six-month period ended October 31, 2003 (unaudited) are, or will be when sent to Acquiring Fund Shareholders in the regular course, in accordance with GAAP consistently applied, and such statements (a copy of has or will be furnished to Target Fund) present or will present fairly, in all material respects, the financial position of Acquiring Fund as of such date in accordance with GAAP, including any known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet in accordance with GAAP as of such date;

          (h) Since October 31, 2003, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Target Fund. For purposes of this subsection (g), a decline in net asset value per share of Acquiring Fund due to declines in market values of securities in Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (i) At the date hereof and at the Closing Date, all federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (j) For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (k) All issued and outstanding shares of Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Acquiring Fund shares, nor is there outstanding any security convertible into any of Acquiring Fund shares;

          (l) Acquiring Fund Shares to be issued and delivered to Target Fund, for the account of Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

          (m) At the Closing Date, Acquiring Fund will have good and marketable title to Acquiring Fund's assets, free of any liens or other encumbrances;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of Acquiring Company (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement will constitute a valid and binding obligation of Acquiring Company, on behalf of Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (p) The current prospectus and statement of additional information of Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (q) The Proxy Statement/Prospectus to be included in the Registration Statement, only insofar as it relates to Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by Target Fund for use therein; and

          (r) Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF ACQUIRING FUND AND TARGET FUND

     5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Subject to the foregoing covenants in this Section 5.1 and each Fund's respective investment objectives, policies and restrictions, each Fund covenants and agrees to coordinate the respective portfolios of Acquiring Fund and Target Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to Acquiring Fund's portfolio, the resulting portfolio will meet Acquiring Fund's investment objective, policies and restrictions, as set forth in Acquiring Fund's Prospectus, a copy of which has been delivered to Target Fund.

     5.2. Upon reasonable notice, Acquiring Fund's officers and agents shall have reasonable access to Target Fund's books and records necessary to maintain current knowledge of Target Fund and to ensure that the representations and warranties made by Target Fund are accurate.

     5.3. Target Fund covenants to call a meeting of Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than June 30, 2004.

     5.4. Target Fund covenants that Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Target Fund covenants that it will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Target Fund shares.

     5.6. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act, the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Acquiring Fund will file the Registration Statement, including a proxy statement/prospectus (the "Proxy Statement/Prospectus"), with the Commission. Target Fund will provide Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement/Prospectus, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Target Fund covenants that it will, from time to time, as and when reasonably requested by Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by Target Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as Target Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to Target Fund title to and possession of all Acquiring Fund shares to be transferred to Target Fund pursuant to this Agreement and (ii) assume the liabilities from Target Fund.

     5.11. As soon as reasonably practicable after the Closing, Target Fund shall make a liquidating distribution to its shareholders consisting of Acquiring Fund Shares received at the Closing.

     5.12. Each Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither Acquiring Company nor the Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Acquiring Company and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, Target Fund will declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF TARGET FUND

                  With respect to the Reorganization, the obligations of Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of Acquiring Company, on behalf of Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Target Fund, its adviser or any of their affiliates) against Acquiring Fund or its investment adviser, Board members or officers arising out of this Agreement and (ii) no facts known to Acquiring Fund which Acquiring Fund reasonably believes might result in such litigation.

     6.2. Acquiring Company, on behalf of Acquiring Fund, shall have delivered to Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of Acquiring Company with respect to Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Target Fund shall reasonably request.

     6.3. Target Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to Target Fund, and dated as of the Closing Date, to the effect that:

          (a) Acquiring Company has been duly formed and is an existing corporation under the laws of the Sate of Maryland;

          (b) Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Acquiring Company's registration statement under the 1940 Act;

          (c) the Agreement has been duly authorized, executed and delivered by Acquiring Company, on behalf of Acquiring Fund, and constitutes a valid and legally binding obligation of Acquiring Company, on behalf of Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) the execution and delivery of the Agreement did not, and the exchange of Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate Acquiring Company's Articles of Incorporation or By-laws; and

          (e) to the knowledge of such counsel, and without any independent investigation, (i) Acquiring Company is not subject to any ongoing or pending litigation or other proceedings that is reasonably expected to have a materially adverse effect on the operations of Acquiring Company, (ii) Acquiring Company is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement, have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of Acquiring Company, on behalf of Acquiring Fund and Target Fund, respectively.

     6.4. Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquiring Fund on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

                  With respect to the Reorganization, the obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against Target Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to Target Fund which Target Fund reasonably believes might result in such litigation.

7.2. Target Fund shall have delivered to Acquiring Fund a statement of Target Fund's Assets and liabilities as of the Closing Date, certified by the Treasurer of Target Fund.

     7.3. Target Fund shall have delivered to Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of Target Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquiring Fund shall reasonably request.

     7.4. Acquiring Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) Target Fund has been duly formed and is an existing corporation under the laws of the Sate of Maryland;

          (b) Target Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Target Fund's registration statement under the 1940 Act;

          (c) the Agreement has been duly authorized, executed and delivered by Target Fund, and constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) the execution and delivery of the Agreement did not, and the exchange of Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate Target Fund's Articles of Incorporation or By-laws; and

          (e) to the knowledge of such counsel, and without any independent investigation, (i) Target Fund is not subject to any ongoing or pending litigation that is reasonably expected to have a materially adverse effect on the operations of Target Fund, (ii) Target Fund is duly registered as an investment company with the Commission and is not subject to any stop order, and
(iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by Target Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement, have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of Acquiring Company, on behalf of each of Acquiring Fund and Target Fund, respectively.

     7.5. Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Target Fund on or before the Closing Date.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND TARGET
     FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to Target Fund or Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of Target Fund in accordance with the provisions of Target Fund's Articles of Incorporation and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Target Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Target Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. With respect to the Reorganization, the parties shall have received an opinion of Dechert LLP addressed to each of Acquiring Fund and Target Fund, in a form reasonably satisfactory to each such party, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Acquiring Fund of all of the assets of Target Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Target Fund, followed by the distribution of such shares to Target Fund Shareholders in exchange for their shares of Target Fund in complete liquidation of Target Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Target Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Target Fund; (iii) the basis of the assets of Target Fund in the hands of Acquiring Fund will be the same as the basis of such assets of Target Fund immediately prior to the transfer; (iv) the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which such assets were held by Target Fund; (v) no gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund in exchange for

Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Target Fund; (vi) no gain or loss will be recognized by Target Fund Shareholders upon the receipt of Acquiring Fund Shares solely in exchange for their shares of Target Fund as part of the transaction; (vii) the basis of Acquiring Fund Shares received by Target Fund Shareholders will be the same as the basis of the shares of Target Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Target Fund Shareholders will include the holding period during which the shares of Target Fund exchanged therefor were held, provided that at the time of the exchange the shares of Target Fund were held as capital assets in the hands of Target Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Acquiring Company and Target Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Target Fund may waive the condition set forth in this section 8.5. No opinion will be expressed by Dechert LLP, however, as to whether (a) any accrued market discount will be required to be recognized as ordinary income or (b) any gain or loss will be recognized (i) by Target Fund in connection with the transfer from Target Fund to Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code) or (ii) by Target Fund or Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

9.   INDEMNIFICATION

     9.1. Acquiring Fund agrees to indemnify and hold harmless Target Fund and each of such Target Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, Target Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Target Fund agrees to indemnify and hold harmless Acquiring Fund and each of Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of Acquiring Company, on behalf of Acquiring Fund, and Target Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. Voyageur Asset Management, Inc. ("Voyageur") will bear all the expenses associated with the Reorganization, except that Acquiring Fund will bear all SEC registration fees (which are currently estimated to be $_____). Any such expenses which are so borne by Voyageur will be solely and directly related to the Reorganization within the meaning of

Revenue Ruling 73-54, 1973-1 C.B. 187. Target Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. Each Fund agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of Acquiring Fund and Target Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

                  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transactions applicable to such party (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 15, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

                  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of Target Fund and any authorized officer of Acquiring Fund; provided, however, that following the meeting of Target Fund Shareholders called by Target Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

                  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to Target Fund, _____, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: Joseph R. Fleming, Esq., or to Acquiring Fund, _____, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: Joseph R.

Fleming, Esq., or to any other address that Target Fund or Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of Acquiring Fund and Target Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of Acquiring Company or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                  RBC FUNDS, INC.,
                                         on behalf of RBC Large Cap Equity Fund


                                         By:  ----------------------------------
--------------------------------------   Its: ----------------------------------
Secretary



Attest:                                  DAVID L. BABSON GROWTH FUND, INC.


                                         By:  ----------------------------------
--------------------------------------   Its: ----------------------------------
Secretary

                                                                      Schedule A

                                    EXHIBIT B

            CURRENT FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS OF
                              LARGE CAP EQUITY FUND

The following restrictions are fundamental investment policies/restrictions of the Large Cap Equity Fund. The Large Cap Equity Fund may not:

     (1) With respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (2) Borrow money except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes; the Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets;

     (3) Invest in real estate, provided that the Fund may invest in readily marketable securities (except limited partnership interests) of issuers that deal in real estate and securities secured by real estate or interests therein and the Fund may hold and sell real estate (a) used principally for its own office space or (b) acquired as a result of the Fund's ownership of securities;

     (4) Engage in the business of underwriting securities of other issuers, except to the extent that the purchase of securities directly from the issuer (either alone or as one of a group of bidders) or the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (5) Make loans, except that the Fund may (a) lend its portfolio securities,
(b) enter into repurchase agreements and (c) purchase the types of debt instruments described in the Prospectus or the Statement of Additional Information;

     (6) Purchase securities or instruments which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities;

     (7) Issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and provided that collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; or

     (8) Purchase or sell commodity contracts, except that the Fund may invest in futures contracts and in options related to such contracts (for purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities).

For purposes of investment restriction number 6, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of restriction number 7, with respect to its futures transactions and writing of options (other than fully covered call options), the Fund will maintain a segregated account for the period of its obligation under such contract or option consisting of cash, U.S. Government securities and other liquid high grade debt obligations in an amount equal to its obligations under such contracts or options.

                                    EXHIBIT C

                  CURRENT EXECUTIVE OFFICERS OF THE BABSON FUND

                                                        TERM OF OFFICE AND
                                  POSITION(S) WITH        LENGTH OF TIME
NAME, ADDRESS(1) AND AGE           THE BABSON FUND            SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
===============================  ====================  ===================== ==============================================
Jennifer Lammers                 President and         One year term;        Managing Director, Voyageur Asset Management
                                 Chief Executive       served since July     (2000 to present); Mutual Fund Services Director,
                                 Officer               2003                  Voyageur Asset Management (2003 to present);
Age: 42                                                                      Chief Financial Officer, Great Hall Investment
                                                                             Funds, Inc. (2001-2003); Compliance Officer,
                                                                             Great Hall Investment Funds, Inc. (2000-2001);
                                                                             Director of Finance, Voyageur Asset Management
                                                                             (2000-2003); Vice President and Manager,
                                                                             Financial Reporting, RBC Dain Rauscher
                                                                             (1998-2000); President and Chief Executive
                                                                             Officer(2).

Christopher J. Tomas             Treasurer, Chief      One year term;        Vice President and Finance Manager, RBC Dain
                                 Financial Officer     served since July     Rauscher (2001 to present); Senior Financial
                                 and Principal         2003                  Analyst, RBC Dain Rauscher (1999-2001);
Age: 33                          Accounting Officer                          Financial Analyst, RBC Dain Rauscher (1997-1999);
                                                                             Treasurer, Chief Financial Officer and Principal
                                                                             Accounting Officer(2).

Martin A. Cramer                 Vice President,       One year term;        Legal and Regulatory Affairs Vice President,
                                 Assistant Secretary,  twelve years of       Chief Compliance Officer and Secretary,
                                 Chief Compliance      service               Jones & Babson, Inc. (mutual fund management
Age: 53                          Officer and AML                             company and distributor to the Babson Fund);
                                 Compliance Officer                          Vice President, Assistant Secretary, Chief
                                                                             Compliance Officer and AML Compliance Officer(2);
                                                                             and formerly, Vice President, Chief Compliance
                                                                             Officer and Secretary, Buffalo Fund Complex and
                                                                             Secretary, Gold Bank Funds(3).

Laura Moret                      Secretary             One year term;        Vice President and Senior Associate Counsel,
                                                       served since July     RBC Dain Rauscher (2002-present); Vice
                                                       2003                  President and Group Counsel,  American
Age: 49                                                                      Express Financial Advisors (1995-2002);
                                                                             Secretary(2).

(1) The address for each officer is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., RBC Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc. and Investors Mark Series Fund, Inc.

(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

                                    EXHIBIT D

                 OTHER INVESTMENT COMPANIES ADVISED BY VOYAGEUR

Voyageur acts as advisor to the following funds that have investment objectives similar to the Babson Fund:

-----------------------------------------------------------------------------------------------------------------------------------
NAME OF FUND                  INVESTMENT OBJECTIVE      NET ASSETS              VOYAGEUR'S ROLE          RATE OF COMPENSATION
                                                        (AS OF OCT. 31, 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Babson Enterprise Fund, Inc.  Long-term growth          $261,778,716            investment advisor       0.96%(1)
                              of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Babson Enterprise Fund II,    Long-term growth          $63,578,149             investment advisor       1.16%(1)
Inc.                          of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Babson-Stewart Ivory          Favorable total return    $12,183,992             investment advisor       0.85%
International Fund, Inc.      (market appreciation                                                       (not waived or otherwise
                              and income).                                                               reduced)
-----------------------------------------------------------------------------------------------------------------------------------
Babson Value Fund, Inc.       Long-term growth of       $392,461,155            investment advisor       0.85%(1)
                              capital and income.
-----------------------------------------------------------------------------------------------------------------------------------
RBC Large Cap Equity Fund     Long-term capital         $42,342,419             investment advisor       0.70%
                              appreciation.                                                              (not waived or otherwise
                                                                                                         reduced)
-----------------------------------------------------------------------------------------------------------------------------------
Shadow Stock Fund, Inc.       Long-term growth          $119,738,341            investment advisor       0.90%(1)
                              of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Core Equity Fund     Long-term capital         $28,381,284             investment sub-advisor   0.325%
                              appreciation.                                                              (not waived or otherwise
                                                                                                         reduced)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------
(1) Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of these funds (which includes other expenses in addition to management fees) to the following levels: Babson Enterprise Fund, 1.08%; Babson Enterprise Fund II, 1.30%; Babson Value Fund, 0.96%; Shadow Stock Fund, 1.03%. This expense limitation agreement is in place until May 1, 2005.

                                    EXHIBIT E

                 PRINCIPAL EXECUTIVE OFFICERS AND DIRECTORS OF
                          VOYAGEUR AND DAVID L. BABSON



VOYAGEUR ASSET MANAGEMENT INC.

NAME AND ADDRESS*                      PRINCIPAL OCCUPATION
================================================================================
John G. Taft                           Chief Executive Officer and Director

Lisa Ferris                            Director

Charles F. Henderson                   Chief Investment Officer; Senior
                                       Managing Director

Raye C. Kanzenbach                     Senior Managing Director; Senior
                                       Portfolio Manager

--------
* The address for each officer and director is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.


DAVID L. BABSON & COMPANY, INC.

NAME AND ADDRESS*                      PRINCIPAL OCCUPATION
================================================================================
Stuart H. Reese                        Director, Chairman, Chief Executive
                                       Officer and President

William F. Glavin, Jr.                 Director, Chief Operating Officer and
                                       Chief Compliance Officer

Kevin W. McClintock                    Director and Managing Director

Roger W. Crandall                      Director and Managing Director

Robert Ligouri                         Director

Kenneth L. Hargreaves                  Managing Director

Efrem Marder                           Managing Director

James E. Masur                         Managing Director and Chief Financial
                                       Officer

--------
* The address for each officer and director is One Memorial Drive, Cambridge, Massachusetts 02142.

                                    EXHIBIT F

              INFORMATION REGARDING CERTAIN PAYMENTS TO VOYAGEUR,
                  J&B AND DAVID L. BABSON AND THEIR AFFILIATES

The following table provides the annual fee rate of the Large Cap Equity Fund under the current advisory agreement, as well as the amount paid by the Large Cap Equity Fund to Voyageur and Glenwood, Voyageur's predecessor, under that agreement during the Fund's fiscal year ended April 30, 2003.

                                                           ADVISORY FEES RECEIVED BY
                                                               VOYAGEUR/GLENWOOD
                             ADVISORY FEES RECEIVED BY           FOR THE FUND'S
                                 VOYAGEUR/GLENWOOD            FISCAL YEAR ENDED
                                   FOR THE FUND'S             APRIL 30, 2003 AS A
                                 FISCAL YEAR ENDED            PERCENTAGE OF AVERAGE        APPLICABLE FEE RATE --
                                  APRIL 30, 2003                   NET ASSETS                  CLASS I SHARES
====================================================================================================================
Large Cap Equity Fund               $383,705                         0.70%               0.70% of average daily net
                                                                                         assets

For the period May 1, 2003 to June 30, 2003, the Babson Fund paid J&B $[   ]
pursuant to the Adminstrative Services Agreement between the Babson Fund and J&B.

The following table provides the annual fee rate of the Babson Fund under the advisory agreement with J&B, as well as the amounts paid by the Babson Fund to J&B under that agreement during the Fund's fiscal year ended June 30, 2003.

                                                           ADVISORY FEES RECEIVED BY
                                                              J&B FOR THE FUND'S
                             ADVISORY FEES RECEIVED BY        FISCAL YEAR ENDED
                             J&B FOR THE BABSON FUND'S       JUNE 30, 2003 AS A
                                 FISCAL YEAR ENDED         PERCENTAGE OF AVERAGE
                                 JUNE 30, 2003 (1)              NET ASSETS (1)             APPLICABLE FEE RATE(1)
====================================================================================================================
Babson Fund                         $1,603,000                      0.83%             0.75% of the average total net
                                                                                      assets of the Fund that do not
                                                                                      exceed $250 million

                                                                                      0.60% of the average total net
                                                                                      assets of the Fund that exceed
                                                                                      $250 million

---------------
(1) Prior to May 1, 2003, the Babson Fund paid J&B a unified fee for advisory and non-advisory services rendered to the Fund. The Babson Fund's advisory fee is subject to reduction pursuant to an expense limitation agreement to limit the Fund's total operating expenses to 0.83% until May 1, 2005.

The following table provides David L. Babson's annual sub-advisory fee rate under the current Investment Counsel Agreement between Voyageur and David L. Babson with respect to the Babson Fund, as well as the amounts paid by J&B to David L. Babson under that agreement during the Babson Fund's fiscal year ended June 30, 2003.

                                                            SUB-ADVISORY FEES PAID
                                                              BY J&B TO DAVID L.
                                                             BABSON FOR THE BABSON
                                                                    FUND'S
                           SUB-ADVISORY FEES PAID BY J&B       FISCAL YEAR ENDED
                            TO DAVID L. BABSON FOR THE        JUNE 30, 2003 AS A
                             BABSON FUND'S FISCAL YEAR       PERCENTAGE OF AVERAGE
                                ENDED JUNE 30, 2003               NET ASSETS             APPLICABLE SUB-ADVISORY FEE RATE
=========================================================================================================================
                                    $529,302                         [ ]%              0.30% of the average daily total
                                                                                       net assets of the Fund that do
                                                                                       not exceed $100 million

                                                                                       0.25% of the average daily total
                                                                                       net assets of the Fund that exceed
                                                                                       $100 million dollars, but that do
                                                                                       not exceed $250 million

                                                                                       0.20% of the average daily total net
                                                                                       assets of the Fund that exceed
                                                                                       $250 million Babson Fund dollars

                                    EXHIBIT G

            COMPARISON OF THE BABSON FUND, THE ACQUIRING COMPANY AND
                            THE TAMARACK FUNDS TRUST

The following is a summary of certain characteristics of the operations of the Babson Fund, a Maryland corporation; the Acquiring Company, a Maryland corporation; and the Tamarack Funds Trust (the "New Trust"), a Delaware statutory trust; their respective corporate governance documents; and relevant state law. The following is not a complete description of the documents cited. Shareholders should refer to the provisions of such documents and state laws governing the Babson Fund, the Acquiring Company and the New Trust for a more thorough description.

The Acquiring Company is a Maryland corporation governed by its Articles of Incorporation, By-Laws and Board of Directors. The New Trust is a Delaware statutory trust governed by its Agreement and Declaration of Trust, By-Laws and Board of Trustees. The operations of the New Trust and the Acquiring Company are also governed by applicable state and Federal law.

Certain differences and similarities between the New Trust and the Acquiring Company are summarized below, although this is not a complete list of comparisons. Shareholders should refer to the provisions of these governing documents and the relevant state law directly for a more thorough comparison. Copies of these governing documents are available to shareholders without charge upon written request.

Under the Declaration of Trust and By-Laws of the New Trust, the Trustees of the New Trust will have more flexibility than Directors of the Acquiring Company and, subject to applicable requirements of the 1940 Act and Delaware law, broader authority to act. The increased flexibility may allow the Trustees of the New Trust to react more quickly to changes in competitive and regulatory conditions and, as a consequence, may allow the New Trust to operate in a more efficient and economical manner. Delaware law also promotes ease of administration by permitting the Board of the New Trust to take certain actions, for example, establishing new investment series of the New Trust, without filing additional documentation with the state, which would otherwise require additional time and costs.

Importantly, the Trustees of the New Trust will effectively have the same fiduciary obligations to act with due care and in the interest of its series and their shareholders as do the Directors with respect to the Acquiring Company and its shareholders.

SHAREHOLDER LIABILITY

BABSON FUND
The Babson Fund is organized as a Maryland corporation, and as such, its shareholders generally have no personal liability for its acts or obligations.

ACQUIRING COMPANY
The Acquiring Company is organized as a Maryland corporation, and as such, its shareholders generally have no personal liability for its acts or obligations.

NEW TRUST
The Declaration of Trust of the New Trust provides that shareholders are not personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the New Trust, the series of the New Trust or any class of shares. In addition, shareholders have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

LIQUIDATION OR DISSOLUTION

Generally, in the event of the liquidation or dissolution of the Babson Fund, a series of the Acquiring Company or a series of the New Trust, as the case may be, shareholders are entitled to receive, when and as declared by the board of directors/trustees, the excess of the assets over the liabilities belonging to such entity. The assets so distributed to shareholders would be distributed among the shareholders in proportion to the number of shares of that entity held by them and recorded on the books.

BABSON FUND Maryland law requires shareholder approval of a dissolution of the Babson Fund. If no shares of a class or series are outstanding, a majority of the directors may vote to liquidate such class or series without shareholder approval. Otherwise, subject to the redemption requirements contained in the Babson Fund's Articles of Incorporation, the Babson Fund may first redeem all of the shares outstanding of each applicable series and/or class, and then liquidate the series or class without shareholder approval.

ACQUIRING COMPANY Maryland law requires shareholder approval of a dissolution of the Acquiring Company. If no shares of a class or series are outstanding, a majority of the directors may vote to liquidate such class or series without shareholder approval. Otherwise, subject to the redemption requirements contained in the Acquiring Company's Articles of Incorporation, the Acquiring Company may first redeem all of the shares outstanding of each applicable series and/or class, and then liquidate the series or class without shareholder approval.

NEW TRUST
The Declaration of Trust of the New Trust permits a majority of the trustees to liquidate the New Trust, or any class or series of the New Trust, upon written notice to shareholders, without submitting the matter for shareholder approval.

LIABILITY OF DIRECTORS/TRUSTEES

BABSON FUND
The Articles of Incorporation of the Babson Fund provide that the Babson Fund generally will indemnify any director or officer who is a party, or is threatened to be made a party, to any action against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such director or officer in connection with such action if such director or officer acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Babson Fund, and, with respect to any criminal action, had no reasonable cause to believe his or her conduct was unlawful. Notwithstanding the foregoing, the Articles of Incorporation provide that no director or officer will be indemnified against any liability to the Babson Fund that such director or officer would otherwise be subject by reason of willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of such director's or officer's office.

ACQUIRING COMPANY
The Articles of Incorporation of the Acquiring Company provide that, except as otherwise provided by Maryland law and the 1940 Act, a director is not liable to the Acquiring Company or its shareholders for money damages. The Articles of Incorporation also provide that the corporation will indemnify the directors to the fullest extent permitted by Maryland law and the 1940 Act.

NEW TRUST
Absent willful misfeasance, bad faith, gross negligence or reckless disregard of a trustee's duties, a trustee acting in such capacity shall not be personally liable to any person other than the New Trust or a beneficial owner for any act, omission or obligation of the New Trust or any trustee. A trustee or officer of the New Trust will be indemnified by the New Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with the defense of any proceeding in which he or she becomes involved by virtue of being or having been a trustee or officer.

RIGHTS OF INSPECTION

BABSON FUND
Under the Babson Fund's Articles of Incorporation, except as required by Maryland law, shareholders of the Babson Fund have only such right to inspect their respective corporation's records, documents, accounts and books as may be authorized by resolution of the Board of Directors or of the shareholders. Maryland corporate law provides that one or more persons who together have owned at least 5% of the outstanding shares of a corporation for at least six months may, on written request, inspect the books of account and stock ledger of the corporation.

ACQUIRING COMPANY
Except as required by Maryland law, shareholders of the Acquiring Company have only such right to inspect their respective corporation's records, documents, accounts and books as may be granted by its directors. Maryland corporate law provides that one or more persons who together have owned at least 5% of the outstanding shares of a corporation for at least six months may, on written request, inspect the books of account and stock ledger of the corporation.

NEW TRUST
Shareholders shall have the right to inspect the New Trust's accounts, books or documents only to the extent such right is conferred by the trustees.

SHAREHOLDER MEETINGS

Neither the Babson Fund, the Acquiring Company, nor the New Trust is required to hold annual meetings of shareholders (other than in a year in which the election of directors/trustees is required by the 1940 Act), although each may hold special meetings at any time. With respect to the Babson Fund, on any matters submitted to a vote of the shareholders, all shares entitled to vote are voted in the aggregate. With respect to the Acquiring Company and the New Trust, on any matters submitted to a vote of the shareholders, all shares entitled to vote are voted in the aggregate, except when (1) required by the 1940 Act, shares are voted by the individual series of the New Trust; (2) the matter involves any action that the trustees have determined will affect only the interests of one or more series of the New Trust, then only the shareholders of such series shall be entitled to vote thereon; and (3) the matter involves any action that the trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

BABSON FUND
Under the By-Laws of the Babson Fund, a special meeting of shareholders of the Babson Fund shall be called by the president or secretary of the Babson Fund upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Under Maryland law, no special shareholder meeting shall be called upon the request of shareholders to consider any matter that is substantially the same as a matter voted upon at any special meeting held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting. Written shareholder consents in lieu of a meeting are required to be signed by all shareholders.

Under the Babson Fund's By-Laws, the presence in person or by proxy of the holders of a majority of the aggregate shares of stock at the time outstanding constitutes a quorum. Maryland law requires a plurality of all votes cast at a meeting at which a quorum is present to elect directors unless a corporation's Articles of Incorporation or By-Laws require a larger vote. For most other stockholder votes, Maryland law provides that a majority of all votes cast at a meeting at which a quorum is present is sufficient to approve any matter, unless the corporation's Articles of Incorporation provide otherwise. Certain other matters, such as amendments to a corporation's Articles of Incorporation, consolidations, mergers, share exchanges and transfers of assets, require the affirmative vote of two-thirds of all votes entitled to be cast on the matter for approval of the measure. However, under Maryland law, the Articles of Incorporation may include a provision that requires less than a two-thirds vote, provided that the Articles of Incorporation require at least a majority vote. The Babson Fund's Articles of Incorporation provide that notwithstanding any provision of Maryland law requiring more than a majority vote to approve any action, the action shall be effective if approved by the affirmative vote of the holders of a majority of the outstanding shares of common stock.

ACQUIRING COMPANY
Under the By-Laws of the Acquiring Company, a special meeting of shareholders of a series of the Acquiring Company may be called by the secretary of the Acquiring Company upon the written request of holders of shares entitled to cast not less than 10% of the votes entitled to be cast at such meeting, provided that (1) such request states the purposes of such meeting and the matters proposed to be acted upon, and (2) the shareholders requesting such meeting have paid to the Acquiring Company the reasonably estimated cost of preparing and mailing the notice of the meeting, which the secretary shall determine and specify to such shareholders. No special shareholder meeting may be called upon the request of shareholders to consider any matter that is substantially the same as a matter voted upon at any special meeting held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting. Written shareholder consents in lieu of a meeting are required to be signed by all shareholders.

Under the Acquiring Company's Articles of Incorporation, the presence in person or by proxy of shareholders entitled to cast one-third of all the votes entitled to be cast at the meeting generally constitutes a quorum. Maryland law requires a plurality of all votes cast at a meeting at which a quorum is present to elect directors unless the corporation's Articles of Incorporation or By-Laws require a larger vote. For most other stockholder votes, Maryland law provides that a majority of all votes cast at a meeting at which a quorum is present is sufficient to approve any matter, unless the corporation's Articles of Incorporation provide otherwise. Certain other matters, such as amendments to the corporation's Articles of Incorporation, consolidations, mergers, share exchanges and transfers of assets, require the affirmative vote of two-thirds of all votes entitled to be cast on the matter for approval of the measure. However, under Maryland law, the Articles of Incorporation may include a provision that requires less than a two-thirds vote, provided that the Articles of Incorporation require at least a majority vote. The Acquiring Company's Articles of Incorporation provide that notwithstanding any provision of Maryland law requiring more than a majority vote to approve any action, the action shall be effective and authorized by the affirmative vote of the holders of a majority of the total number of shares of outstanding and entitled to vote, except as otherwise provided therein.

NEW TRUST
The By-Laws for the New Trust permit special meetings of the shareholders to be called by shareholders holding at least 10% of the outstanding shares of the New Trust entitled to vote at such meeting. Shareholders may also take action in lieu of a meeting by written instrument signed by the holders of outstanding shares representing the minimum number of votes that would be necessary to authorize or take that action at a meeting.

Delaware law provides greater flexibility with regard to shareholder voting rights, quorums, and proxy requirements. The Declaration of Trust provides that 33-1/3% of the shares entitled to vote at any meeting must be present in person or by proxy to establish a proper quorum for voting purposes, unless a larger quorum is required by applicable law, by the By-Laws of the New Trust, or by the Declaration of Trust. Further, when a quorum is present, a majority of votes cast shall decide any issues, and a plurality shall elect a trustee of the New Trust, unless a larger vote is required by the governing documents or under applicable law. The effect of the quorum and voting provisions is to make it easier for the New Trust to seek appropriate shareholder approvals for many actions not related to regulatory issues without experiencing the added costs or delays of soliciting additional proxies or votes and without being disadvantaged by abstentions or broker non-votes. Delaware also affords trustees the ability to adapt a Delaware statutory trust to future contingencies. For example, trustees have the authority to incorporate a Delaware statutory trust, to merge or consolidate a Delaware statutory trust or its series with another entity, to cause multiple series of a Delaware statutory trust to become separate trusts, to change the state of domicile or to liquidate a Delaware statutory trust, all without having to obtain a shareholder vote.

REORGANIZATION/COMBINATION TRANSACTIONS

BABSON FUND
A majority of the outstanding shares of the Babson Fund must approve a merger of the Babson Fund with another business organization.

ACQUIRING COMPANY
A majority of the outstanding shares of a series of the Acquiring Company must approve a merger of the series with another business organization.

NEW TRUST
Under the Declaration of Trust and Delaware law, the trustees may generally authorize mergers, consolidations, share exchanges and reorganizations of a series of the New Trust or the New Trust with another trust, series or other business organization without shareholder approval, although such approval may be separately required under the federal securities laws and rules thereunder. For example, the 1940 Act and rules thereunder may require a shareholder vote of a proposed merger involving affiliated funds under certain circumstances, such as when the merging funds have materially different advisory contracts or fundamental investment restrictions.

AMENDMENT OF CHARTER DOCUMENT

BABSON FUND
The Babson Fund's Articles of Incorporation provide that the Babson Fund reserves the right to amend, alter, change or repeal any provision of the Articles of Incorporation, and all rights conferred upon shareholders are granted subject to this reservation. Under Maryland law in general, amendments to the Articles of Incorporation of a corporation must be approved by two-thirds of all votes entitled to be cast unless such percentage is reduced in the corporation's Articles of Incorporation, provided that the Articles of Incorporation require at least a majority vote. The Babson Fund's Articles of Incorporation provide that a majority of the outstanding shares of common stock will be sufficient to approve an amendment.

ACQUIRING COMPANY
The Articles of Incorporation provide that the Acquiring Company reserves the right to amend, alter, change or repeal any provision of the Articles of Incorporation, and all rights conferred upon shareholders are granted subject to this reservation. Under Maryland law, in general, amendments to the Articles of Incorporation of a corporation must be approved by two-thirds of all votes entitled to be cast unless such percentage is reduced in the corporation's Articles of Incorporation, provided that the Articles of Incorporation require at least a majority vote. The Acquiring Company's Articles of Incorporation provide that a majority of the outstanding shares entitled to vote will be sufficient to approve an amendment.

NEW TRUST
The Trustees may generally restate, amend or otherwise supplement the New Trust's governing instrument, which includes the Declaration of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions (such as amendments affecting shareholders' voting rights).

DERIVATIVE ACTIONS

BABSON FUND
Under Maryland law, in general, shareholders may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the directors of a corporation improperly refuse to bring a derivative suit or if the demand upon the directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

ACQUIRING COMPANY
Under Maryland law, in general, shareholders may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the directors improperly refuse to bring a derivative suit or if the demand upon the directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

NEW TRUST
Shareholders of the New Trust or any series of the New Trust may not bring a derivative action to enforce the right of the New Trust or series of the New Trust unless certain conditions are satisfied. The conditions include, among others, that (1) the complaining shareholder submit a written demand to the board of trustees and that demand must be refused, and (2) at least 10% of the shareholders of the New Trust or the series of the New Trust, as applicable, join in bringing the derivative action. A shareholder of a particular series is not entitled to participate in a derivative action on behalf of any other series of the New Trust.

INSURANCE

BABSON FUND
The Articles of Incorporation of the Babson Fund provide that the Babson Fund may purchase and maintain insurance on its behalf and on behalf of any person who is or was a director or officer of the Babson Fund against any liability asserted against the director or officer and incurred by the director or officer in such capacity.

ACQUIRING COMPANY
The Articles of Incorporation provide that the Acquiring Company may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Acquiring Company or is or was serving at the request of the Acquiring Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or another enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Acquiring Company would have had the power to indemnify against such liability.

NEW TRUST
The Agreement and Declaration of Trust of the New Trust provides that, to the fullest extent permitted by applicable law, the officers and trustees are entitled and have the authority to purchase with New Trust property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such trustee or officer becomes involved by virtue of such person's capacity or former capacity with the New Trust, whether or not the New Trust would have the power to indemnify such person against such liability under the provisions of the Article of the Agreement and Declaration of Trust regarding the limitation of liability of officers and trustees.

                                     Part B

                       Statement of Additional Information
                                [Effective Date]

                  Relating to the acquisition of the assets of
              DAVID L. BABSON GROWTH FUND, INC. (the "Babson Fund")
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402
                                  (800)422-2766

                           --------------------------

                 by and in exchange for shares of capital stock
               of RBC LARGE CAP EQUITY FUND (the "Large Cap Equity
                                     Fund"),
                              a separate series of
                    RBC FUNDS, INC. (the "Acquiring Company")
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402
                                 (800) 422-3688


This Statement of Additional Information relates specifically to the reorganization of the Babson Fund into Large Cap Equity Fund, a separate series of the Acquiring Company. Pursuant to this reorganization, the Large Cap Equity Fund would acquire all of the assets and assume all of the liabilities of the Babson Fund, in exchange for Large Cap Equity Fund shares, which shares would be distributed pro rata by the Babson Fund to the holders of its shares, in complete liquidation of the Babson Fund.

This Statement of Additional Information consists of this cover page and the following documents, certain of which are incorporated by reference herein as indicated below:

1. The Statement of Additional Information dated July 28, 2003 of the Large Cap Equity Fund, included in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of RBC Funds, Inc., previously filed on EDGAR on June 27, 2003, (SEC File Nos. 33-75926/811-8384), as supplemented _____.

2. The Statement of Additional Information dated November 7, 2003 of the Babson Fund, included in Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of David L. Babson Growth Fund, Inc. previously filed on EDGAR on November 7, 2003, (SEC File Nos. 2-15530 /811-901), as supplemented _____.

3. The audited financial statements of the Large Cap Equity Fund included in the Annual Report of RBC Funds, Inc. for the fiscal year ended April 30, 2003, previously filed on EDGAR on July 3, 2003.

4. The audited financial statements of the Babson Fund included in the Annual Report of David L. Babson Growth Fund, Inc. for the fiscal year ended June 30, 2003, previously filed on EDGAR on September 9, 2003.

5. The pro forma condensed financial statements and schedules of the Babson Fund and the Large Cap Equity Fund required by Rule 11-01 of Regulation S-X are filed herein.

This Statement of Additional Information dated _____ is not a prospectus. A Proxy Statement/Prospectus dated _____ relating to the above-referenced matters may be obtained from the Acquiring Company or the Babson Fund at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Proxy Statement/Prospectus.

                              RBC LARGE CAP EQUITY
                                  BABSON GROWTH
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                 AS OF 06/30/03
                                    UNAUDITED

                                                                   BABSON           RBC             PRO FORMA        PRO FORMA
                                                                 GROWTH FUND   LARGE CAP EQUITY    ADJUSTMENTS        COMBINED
ASSETS

     Investments, at cost                                       $ 152,260,911     $ 44,130,792                     $ 196,391,703
                                                                -------------     ------------    ------------     -------------

     Investments, at value                                      $ 190,315,633     $ 45,488,590                     $ 235,804,223
     Cash                                                                  --
                                                                                                                              --
     Receivables:                                                                                                             --
          Investments sold                                          1,916,306               --                         1,916,306
          Interest and dividends                                      179,931           19,028                           198,959
          Fund shares sold                                              7,275               18                             7,293
          Expense reimbursement                                        89,297               --                            89,297
          Prepaid expenses                                                 --           13,726                            13,726
                                                                -------------     ------------    ------------     -------------
                    Total assets:                                 192,508,442       45,521,363                       238,029,804
                                                                -------------     ------------    ------------     -------------

LIABILITIES AND NET ASSETS

     Cash overdraft                                                   115,338            4,927                           120,265
     Payables:
          Fund shares redeemed                                                           6,448                             6,448
          Management fees                                             164,855            4,363                           169,218
          Administration fees                                          16,138                -                            16,138
          12B-1 Class A                                                    --            1,672                             1,672
          12B-1 Class B                                                    --            1,827                             1,827
          Transfer agent fees                                          32,579           18,820                            51,399
          Custodian fees                                                2,962            1,579                             4,541
          Accounting fees                                               6,943            1,131                             8,074
          Trustees' fees                                                4,620           (3,356)                            1,264
          Other                                                        19,472            6,974                            26,446
                                                                -------------     ------------    ------------     -------------
                    Total liabilities:                                362,907           44,384                           407,291
                                                                -------------     ------------    ------------     -------------
NET ASSETS                                                      $ 192,145,535     $ 45,476,978                     $ 237,622,513
                                                                -------------     ------------    ------------     -------------

NET ASSETS CONSIST OF

     Capital (capital stock and paid-in capital)                $ 260,787,221     $ 89,236,676                     $ 350,023,897
     Accumulated undistributed net investment income (loss)            19,593         (104,068)                          (84,475)
     Accumulated undistributed net realized gain (loss)
          on sale of investments
          and foreign currency transactions                      (106,715,800)     (45,013,427)                     (151,729,227)
     Net unrealized appreciation (depreciation) in value
          of investments and translation of assets and
          liabilities in foreign currency                          38,054,721        1,357,797                        39,412,518
                                                                -------------     ------------    ------------     -------------
NET ASSETS                                                        192,145,735       45,476,978              --       237,622,713

NET ASSETS :
Babson (b)                                                        192,145,735               --    (192,145,735)               --
Class A Shares                                                             --        7,847,661                         7,847,661
Class B Shares                                                             --        2,189,183                         2,189,183
Class I Shares                                                             --       35,440,134                        35,440,134
Class S Shares                                                             --               --     192,145,735       192,145,735
                                                                -------------     ------------    ------------     -------------
       Total                                                      192,145,735       45,476,978                       237,622,713


SHARES OUTSTANDING                                                 22,185,582 a                    (22,185,582)               --
Babson (b)                                                                 --                                                 --
Class A Shares                                                             --          889,706                           889,706
Class B Shares                                                             --          258,323                           258,323
Class I Shares                                                             --        3,992,025                         3,992,025
Class S Shares                                                             --               --      21,638,033        21,638,033
                                                                -------------     ------------    ------------     -------------
       Total                                                       22,185,582        5,140,054        (547,549)       26,778,087


NET ASSET VALUE:
Babson (b)                                                              $8.66               --
Class A Shares                                                             --            $8.82
Class B Shares                                                             --            $8.47
Class I Shares                                                             --            $8.88
Class S Shares                                                             --               --           $8.88


                                                                                    a 100,000,000 authorized


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              RBC LARGE CAP EQUITY
                                  Babson Growth
                  Pro Forma Combining Statements of Operations
                          For the period ending 6/30/03
                                    Unaudited

                                                                      BABSON               RBC           PRO FORMA       PRO FORMA
                                                                    GROWTH FUND      LARGE CAP EQUITY    ADJUSTMENTS     COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                                            $ 2,105,696         $ 623,222                    $ 2,728,918
Interest                                                                  43,123             7,899                         51,022
Foreign tax withheld                                                     (13,957)               --                        (13,957)
                                                                     -----------         ---------       ---------    -----------
                                                                       2,134,863           631,121                      2,765,984

EXPENSES:

Management fees                                                        1,602,834           352,513       (257,836)      1,697,511
Administration fees                                                      195,030            75,539         93,184         363,753
12B-1 Class A                                                                  -            19,176             --          19,176
12B-1 Class B                                                                  -            24,007             --          24,007
Registration fees                                                         32,902            13,433        (14,335)         32,000
Transfer agent fees                                                      195,474            57,257        (27,731)        225,000
Custodian fees                                                            17,772            12,593           (365)         30,000
Accounting fees                                                           41,658            35,132         (6,790)         70,000
Professional fees                                                         44,622            21,230        (45,852)         20,000
Trustees' fees                                                            27,720             9,467        (22,187)         15,000
Other                                                                     52,500            19,675        (50,175)         22,000
     Total expenses before voluntary reduction of management fees      2,210,512           640,022       (332,087)      2,518,447
     Less: voluntary reduction of management fees                         89,297                --       (546,481)       (457,184)
                                                                     -----------         ---------       ---------    -----------
          Net expenses                                                 2,121,215           640,022        640,022       2,061,263
                                                                     -----------         ---------       ---------    -----------
          Net investment income (loss)                                    13,648            (8,901)                         4,747
                                                                     -----------         ---------       ---------    -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:

Realized gain (loss) from:
     Investment transactions                                         (37,353,526)      (23,022,441)                   (60,375,967)
     Foreign currency transactions                                            --                --                             --
     Options transactions                                             (1,640,073)               --                     (1,640,073)
                                                                                                                               --
Change in net unrealized appreciation (depreciation) from:                                                                     --
     Investments                                                      25,100,308         9,872,951                     34,973,259
     Net realized and unrealized gain (loss) on investments
          and foreign currency transactions                          (13,893,291)      (13,149,490)                   (27,042,781)
                                                                     -----------         ---------       ---------    -----------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     (13,879,643)      (13,158,391)                   (27,038,034)
                                                                     -----------         ---------       ---------    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RBC LARGE CAP EQUITY FUND / BABSON GROWTH FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(Unaudited)

     RBC LARGE       BABSON        PROFORMA                                      RBC LARGE           BABSON           PROFORMA
     CAP EQUITY      GROWTH        COMBINED                                      CAP EQUITY          GROWTH           COMBINED
       SHARES        SHARES         SHARES       SECURITY DESCRIPTION            MARKET VALUE      MARKET VALUE      MARKET VALUE
------------------------------------------  ----------------------------         ------------      ------------      ------------
COMMON STOCKS  (99.8%)
                                            ADVERTISING (0.4%)
         14,300                     14,300  Omnicom Group, Inc.                    1,025,310                             1,025,310
                                                                                  ----------                           -----------
                                            AEROSPACE/DEFENSE (2.4%)
                      116,600      116,600  Lockheed Martin Corp.                                     5,546,662          5,546,662
                                                                                                    -----------        -----------
                                            BANKING & FINANCIAL SERVICES (14.8%)
                      131,700      131,700  American Express Co.                                      5,506,377          5,506,377
                        3,100        3,100  Berkshire Hathaway, Inc.,                                 7,533,000          7,533,000
                                            Class B
                      121,166      121,166  Citigroup, Inc.                                           5,185,905          5,185,905
          9,300                      9,300  Fannie Mae                               627,192                               627,192
         19,700        48,400       68,100  Fifth Third Bancorp                    1,129,598          2,775,256          3,904,854
                      145,800      145,800  Freddie Mac                                               7,402,266          7,402,266
         44,400                     44,400  MBNA Corp.                               925,296                               925,296
         22,400                     22,400  Mellon Financial Corp.                   621,600                               621,600
                       61,900       61,900  Wells Fargo & Co.                                         3,119,760          3,119,760
                                                                                                    -----------        -----------
                                                                                   3,303,686         31,522,564         34,826,250
                                                                                  ----------        -----------        -----------
                                            CHEMICALS (1.3%)
                       74,200       74,200  Air Products & Chemical, Inc.                             3,086,720          3,086,720
                                                                                                    -----------        -----------
                                            COMMERCIAL SERVICES (3.6%)
         18,300       183,050      201,350  Fiserv, Inc.                             651,663          6,518,411          7,170,074
         42,800                     42,800  Paychex, Inc.                          1,254,468                             1,254,468
                                                                                  ----------                           -----------
                                                                                   1,906,131          6,518,411          8,424,542
                                                                                  ----------        -----------        -----------
                                            COMPUTER INDUSTRY (5.1%)
                      167,900      167,900  Automatic Data                                            5,685,094          5,685,094
                                            Processing, Inc.
         77,100                     77,100  Cisco Systems, Inc.                    1,286,799                             1,286,799
         40,600                     40,600  Dell Computer Corp.                    1,297,576                             1,297,576
                       86,100       86,100  Symantec Corp.                                            3,776,346          3,776,346
                                                                                                    -----------        -----------
                                                                                   2,584,375          9,461,440         12,045,815
                                                                                  ----------        -----------        -----------
                                            CONSUMER GOODS & SERVICES (3.2%)
                      118,100      118,100  Gillette Co.                                              3,762,666          3,762,666
                       41,200       41,200  Procter & Gamble Co.                                      3,674,216          3,674,216
                                                                                                    -----------        -----------
                                                                                                      7,436,882          7,436,882
                                                                                                    -----------        -----------
                                            DISTRIBUTION/WHOLESALE (0.7%)
         54,100                     54,100  SYSCO Corp.                            1,625,164                             1,625,164
                                                                                  ----------                           -----------
                                            DIVERSIFIED OPERATIONS (4.2%)
         16,700                     16,700  Danaher Corp.                          1,136,435                             1,136,435
                      115,100      115,100  General Electric Co.                                      3,301,068          3,301,068
                      104,800      104,800  Parker Hannifin Corp.                                     4,400,552          4,400,552
         16,300                     16,300  United Technologies                    1,154,529                             1,154,529
                                                                                  ----------                           -----------

                                                                                   2,290,964          7,701,620          9,992,584
                                                                                  ----------        -----------        -----------
                                            EDUCATION (0.9%)
         33,800                     33,800  Apollo Group, Inc. - Class A           2,087,488                             2,087,488
                                                                                  ----------                           -----------
                                            ELECTRONIC COMPONENTS/INSTRUMENTS (8.0%)
                      118,200      118,200  Analog Devices, Inc.                                      4,115,724          4,115,724
         43,500                     43,500  Jabil Circuit, Inc.                      961,350                               961,350
                      150,700      150,700  Linear Technology Corp.                                   4,854,047          4,854,047
                      141,900      141,900  Maxim Integrated Products, Inc.                           4,851,561          4,851,561
                       90,200       90,200  Microchip Technology, Inc.                                2,221,626          2,221,626
                       66,600       66,600  Molex, Inc.                                               1,797,534          1,797,534
                                                                                                    -----------        -----------
                                                                                     961,350         17,840,492         18,801,842
                                                                                  ----------        -----------        -----------
                                            ENERGY (5.2%)
                      109,000      109,000  BP Amoco PLC - ADR                                        4,580,180          4,580,180
                      167,774      167,774  Exxon Mobil Corp.                                         6,024,764          6,024,764
                       37,000       37,000  Royal Dutch Petroleum                                     1,724,940          1,724,940
                                            Co., ADR                                                ___________        ___________
                                                                                                     12,329,884         12,329,884
                                                                                                    -----------        -----------
                                            FOOD & BEVERAGES (3.8%)
                       74,100       74,100  Anheuser-Busch Cos., Inc.                                 3,782,805          3,782,805
         27,300        89,600      116,900  PepsiCo, Inc.                          1,214,850          3,987,200          5,202,050
                                                                                  ----------        -----------        -----------
                                                                                   1,214,850          7,770,005          8,984,855
                                                                                  ----------        -----------        -----------
                                            HEALTH CARE (18.5%)
         20,400       120,100      140,500  Amgen, Inc.                            1,355,376          7,979,444          9,334,820
         31,300                     31,300  Biovail Corp.                          1,472,978                             1,472,978
         19,700                     19,700  Cardinal Health, Inc.                  1,266,710                             1,266,710
         15,400        97,500      112,900  Johnson & Johnson                        796,180          5,040,750          5,836,930
         32,300       127,100      159,400  Medtronic, Inc.                        1,549,431          6,096,987          7,646,418
                       23,500       23,500  Merck & Co., Inc.                                         1,422,925          1,422,925
         27,400       219,100      246,500  Pfizer, Inc.                             935,710          7,482,265          8,417,975
         23,800        43,500       67,300  Stryker Corp.                          1,651,006          3,017,595          4,668,601
                       79,200       79,200  Wyeth                                                     3,607,560          3,607,560
                                                                                                    -----------        -----------
                                                                                   9,027,391         34,647,526         43,674,917
                                                                                  ----------        -----------        -----------
                                            INSURANCE (5.8%)
         49,200                     49,200  AFLAC, Inc.                            1,512,900                             1,512,900
         28,000                     28,000  Ambac Financial Group, Inc.            1,855,000                             1,855,000
         11,300       153,918      165,218  American International                   623,534          8,493,195          9,116,729
                                            Group, Inc.
         24,300                     24,300  Marsh & McLennan Cos., Inc.            1,241,001                             1,241,001
                                                                                  ----------                           -----------
                                                                                   5,232,435          8,493,195         13,725,630
                                                                                  ----------        -----------        -----------
                                            LEISURE (0.5%)
         33,300                     33,300  Carnival Corp.                         1,082,583                             1,082,583
                                                                                  ----------                           -----------
                                            MOTORCYCLE MANUFACTURERS (0.4%)
         24,900                     24,900  Harley-Davidson, Inc.                    992,514                               992,514
                                                                                  ----------                           -----------
                                            PUBLISHING (0.3%)
                       14,200       14,200  New York Times Co.,                                         646,100            646,100
                                            Class A                                                 ___________        ___________

                                            RETAIL (6.3%)
         39,900                     39,900  Bed Bath & Beyond, Inc.                1,548,519                             1,548,519
         18,700                     18,700  eBay, Inc.                             1,948,166                             1,948,166
         26,700                     26,700  Home Depot, Inc.                         884,304                               884,304

         18,100                     18,100  Kohl's Corp.                             929,978                               929,978
                      127,400      127,400  Wal-Mart Stores, Inc.                                     6,837,558          6,837,558
         25,100        61,400       86,500  Walgreen Co.                             755,510          1,848,140          2,603,650
                                                                                  ----------        -----------        -----------
                                                                                   6,066,477          8,685,698         14,752,175
                                                                                  ----------        -----------        -----------
                                            SEMICONDUCTORS (0.4%)
         40,000                     40,000  Intel Corp.                              831,360                               831,360
                                                                                  ----------                           -----------
                                            SOFTWARE (4.8%)
         25,500                     25,500  Intuit, Inc.                           1,135,515                             1,135,515
         41,700       334,500      376,200  Microsoft Corp.                        1,067,937          8,566,545          9,634,482
         50,100                     50,100  Oracle Corp.                             602,202                               602,202
                                                                                  ----------                           -----------
                                                                                   2,805,654          8,566,545         11,372,199
                                                                                  ----------        -----------        -----------
                                            SPECIALTY CHEMICAL (0.7%)
         68,900                     68,900  Ecolab, Inc.                           1,763,840                             1,763,840
                                                                                  ----------                           -----------
                                            TELECOMMUNICATIONS (6.5%)
                       22,200       22,200  BCE, Inc.                                                   513,042            513,042
                      165,800      165,800  Clear Channel                                             7,028,262          7,028,262
                                            Communications, Inc.
                      178,100      178,100  Viacom, Inc., Class A                                     7,782,970          7,782,970
                                                                                                    -----------        -----------
                                                                                                     15,324,274         15,324,274
                                                                                                    -----------        -----------
                                            UTILITIES (2.0%)
                      241,100      241,100  Vodafone Group PLC                                        4,737,615          4,737,615
                                                                                                    -----------        -----------
TOTAL COMMON STOCKS                                                               44,801,572        190,315,633        235,117,205
                                                                                  ----------        -----------        -----------
INVESTMENT COMPANIES  (0.4%)
        687,018                    687,018  Wells Fargo Prime                        687,018                               687,018
                                            Investment Money Market               ----------                           -----------
                                            Fund
TOTAL INVESTMENT COMPANIES                                                           687,018                               687,018
                                                                                  ----------                           -----------


TOTAL   -   100.0%                                                              45,488,590         190,315,633          235,804,223
                                                                                ==========         ===========          ===========

------------
Percentages indicated are based on combined net assets of $237,604,513. SEE NOTES TO FINANCIAL STATEMENTS.

                                RBC FUNDS, INC.
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments reflect the accounts of two investment portfolios offered by RBC Dain Rauscher Corp. ("RBC Dain"), a Minneapolis, Minnesota-based holding company: RBC Large Cap Equity Fund ("Large Cap Equity") and D.L. Babson Growth Fund ("Growth") (individually a "Fund," collectively the "Funds") as if the proposed reorganization (the "Reorganization") occurred as of and for the year ended June 30, 2003 and taking into account contractual fee changes expected to have a continuing impact on the Funds. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 2003.

         The Plan of Reorganization provides that the Large Cap Equity Fund would acquire all of the assets and subject to liabilities, of the Growth Fund in exchange solely for Large Cap Equity Fund's S shares. The Reorganization is anticipated to occur on or about March 31, 2004 (the "Closing Date").

         For accounting purposes, the historical basis of assets and liabilities of the Large Cap Equity Fund will survive the Reorganization.

         In exchange for the transfer of assets, subject to liabilities, the Large Cap Equity Fund will issue to the Growth Fund full and fractional shares of the Large Cap Equity Fund's S class, and the Growth Fund will make a liquidating distribution of such shares to its shareholders. The value of the shares of the Large Cap Equity Fund S class so issued will be equal in value to the full and fractional shares of the Growth Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Growth Fund will attach to the assets so transferred to the Large Cap Equity Fund and may thereafter be enforced against the Large Cap Equity Fund to the extent of the assets received as if such liabilities had been incurred by it.

         The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         Under generally accepted accounting principles, the Large Cap Equity Fund's basis, for purposes of determining net asset value, of the assets and liabilities of the Growth Fund will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Large Cap Equity Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

         It is the Large Cap Equity Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

                                 RBC FUNDS, INC.
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)


         The accompanying pro forma financial statements represent the Large Cap Equity Fund, and reflect the combined results of operations of the Large Cap Equity Fund. However, should the Reorganization be effected, the historical statements of operations of the Large Cap Equity Fund will not be restated to take into account the addition of the Growth Fund's assets and liabilities. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.       EXPENSES:

INVESTMENT ADVISORY FEES:

         Under the terms of an Investment Advisory Agreement, Voyageur Asset Management Inc. ("Voyageur" or "Adviser") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the Investment Advisory Agreement, the Funds pay Voyageur an annual investment advisory fee based on that Fund's average daily net assets. Additional information regarding investment advisory fees for Voyageur is as follows for the year ended June 30, 2003:

                                                        TOTAL
               FUND                                      FEES
               -----------------------------------------------
               Large Cap Equity Fund                     0.70%
               -----------------------------------------------
               Growth Fund                               0.83%

FUND ADMINISTRATION AND TRANSFER AGENCY FEES:

         Under the terms of a Fund Administration Agreement, BISYS Fund Services Ohio, Inc. ("BISYS") provides various administrative, transfer agent and accounting services to the Funds. The fees for the services provided under both agreements are combined and calculated based on the Fund's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to BISYS.

                                 COMBINED FEE SCHEDULE
               -----------------------------------------------
               Large Cap Equity Fund*                    0.18%
               -----------------------------------------------
               Growth Fund                               0.10%

* The transfer agency agreement provides for a per account fee in connection with shareholder servicing.

PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS:

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Growth Fund was included in the Large Cap Equity Fund for the year ended June 30, 2003. The investment advisory fee in the pro forma combined column is calculated at the rate in effect for the

                                 RBC FUNDS, INC.
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)


Large Cap Equity Fund based upon the combined net assets of the Growth Fund and the Large Cap Equity Fund.

         The pro forma Schedule of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at June 30, 2003.

REORGANIZATION EXPENSES:

         The expenses of completing the Reorganization, including the costs of the solicitation of proxies, will be paid by Voyageur or one of its affiliates, not by either of the Funds or their shareholders.

                                     PART C
                                OTHER INFORMATION

Item 15. Reference is made to Article VII of Registrant's Articles of Incorporation.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)      1.1      Articles of Incorporation of Registrant (1)
         1.2      Articles Supplementary dated March 27, 1997 (7)
         1.3      Articles of Amendment dated October 21, 1996 (6)
         1.4      Form of Articles Supplementary dated January 29, 1997 (6)
         1.5      Form of Articles Supplementary dated January 28, 1998 (9)
         1.6      Form of Articles Supplementary (11)
         1.7      Articles Supplementary dated May 5, 1999 (12)

(2)      2.1      ByLaws of Registrant (2)

(3)               Not applicable.

(4)      4.1      Form of Agreement and Plan of Reorganization of David L.
                  Babson Growth Fund, Inc. into RBC Large Cap Equity Fund, of
                  RBC Funds, Inc. (included as Exhibit A to the
                  Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14) (18)

(5) Not applicable.

(6)      6.1      Form of Master Investment Advisory Contract - Government
                  Income Fund(16)
         6.2      Form of Investment Advisory Contract Supplement - Large Cap
                  Equity Fund (16)

         6.3 Form of Investment Advisory Contract Supplement - Mid Cap Equity Fund (16)
         6.4 Form of Investment Advisory Contract Supplement - Small Cap Equity Fund (16)
         6.5 Form of Investment Advisory Contract Supplement - Quality Income Fund (16)
         6.6 Form of Investment Advisory Contract Supplement - Government Income Fund (16)
         6.7 Form of Investment Advisory Contract Supplement - North Carolina Tax Free Fund (16)

(7)      7.1      Form of Distribution Contract (6)
         7.2      Form of Dealer and Selling Group Agreement (9)

(8)      Not applicable.

(9)      9.1      Form of Custody Agreement with Wells Fargo (16)
         9.2      Form of Foreign Custody Agreement with Wells Fargo (16)

(10)     10.1     Form of Master Distribution Plan (4)
         10.2     Form of Distribution Plan Supplement (3)
         10.3     Form of Distribution Plan Supplement - Southeast Equity
                  Fund (6)
         10.4     Form of Distribution Plan Supplement (9)
         10.5     Form of Distribution Plan Supplement - Corporate Bond
                  Fund (10)
         10.6     Forms of Distribution Plan Supplements - Money Market
                  Fund (11)
         10.7     Form of Shareholders Services Plan (10)
         10.8     Form of Shareholder Services Agreement (10)
         10.9     Form of Mutual Fund Service Agreement with PFPC (13)
         10.10    Form of Amended and Restated Plan Pursuant to Rule 18f-3 (18)

(11)     11.1     Opinion and Consent of Counsel (18)

(12)     12.1     Opinion and Consent of Dechert LLP regarding tax matters (19)

(13)     13.1     Form of Administration Agreement (6)
         13.2     Amendment to Administration Agreement (12)
         13.3     Form of Transfer Agency Agreement (6)
         13.4     Amendment to Transfer Agency Agreement (12)
         13.5     Amendment to Transfer Agency Agreement dated July 24, 2002
                  (15)
         13.6     Form of Sub-Transfer Agency Agreement (7)
         13.7     Form of Fund Accounting Agreement (6)
         13.8     Amendment to Fund Accounting Agreement (12)
         13.9     Form of Services Agreement (7)
         13.10    Form of Joint Marketing Agreement (14)

(14)     14.1     Consent of Independent Auditors (18)

         14.2     Consent of Independent Auditors (18)
         14.3     Consent of Independent Auditors (18)

(15)     Not applicable.

(16)     16.1     Powers of Attorney (8)
         16.2     Powers of Attorney (14)

(17)     17.1     Form of Proxy Card (18)

----------------
1. Filed as part of Post-Effective No. 4 to Registrant's Registration Statement on June 14, 1996.

2. Filed as part of Registrant's initial Registration Statement on March 1,
     1994.

3. Filed as part of Post-Effective No. 2 to Registrant's Registration Statement on June 30, 1995.

4. Filed as part of Post-Effective Amendment No. 1 to Registrant's Registration Statement on April 14, 1994.

5. Filed as part of Post-Effective No. 1 to Registrant's Registration Statement on November 30, 1994.

6. Filed as part of Post-Effective No. 6 to Registrant's Registration Statement on January 15, 1997.

7. Filed as part of Post-Effective Amendment No. 7 to Registrant's Registration Statement on March 27, 1997 and incorporated by reference herein.

8. Filed as part of Post-Effective No. 8 to Registrant's Registration statement on August 28, 1997 and incorporated by reference herein.

9. Filed as part of Post-Effective Amendment No. 10 to Registrant's Registration Statement on February 13, 1998 and incorporated by reference herein.

10. Filed as part of Post-Effective Amendment No. 12 to Registrant's Registration Statement on June 1, 1998 and incorporated by reference herein.

11. Filed as part of Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 8, 1999 and incorporated herein by reference.

12. Filed as part of Post-Effective Amendment No. 19 to Registrant's Registration Statement and incorporated by reference herein.

13. Filed as part of Post-Effective Amendment No. 21 to the Registrant's Registration Statement and incorporated herein by reference.

14. Filed as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement and incorporated herein by reference.

15. Filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement and incorporated herein by reference.

16. Filed as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement and incorporated herein by reference.

17. Filed as part of Post-Effective Amendment No. 27 to the Registrant's Registration Statement and incorporated herein by reference.

18. Filed herewith.

19. To be filed by amendment or supplement hereto.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota, on the 19th day of December, 2003.

RBC FUNDS, INC.                        By: /s/ Jennifer Lammers
Registrant                                 ---------------------------------
                                           Jennifer Lammers, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 19, 2003.

Signatures                                  Signatures

/s/ Jennifer Lammers                        /s/ Christopher Tomas
-----------------------------------         -----------------------------------
Jennifer Lammers, President                 Christopher Tomas, Treasurer and
                                            Principal Financial Officer

                           *                                                   *
-----------------------------------         -----------------------------------
Leslie H. Garner, Jr., Director and         James H. Speed, Jr., Director
Chairman of the Board of Directors

                           *                                                   *
-----------------------------------         -----------------------------------
J. Franklin Martin, Director                Lucy Hancock Bode, Director

                           *
-----------------------------------
R. William Shauman, Director


*By: /s/ Olivia Adler
-----------------------------------
Olivia Adler
Attorney-in-fact